     As filed with the Securities and Exchange Commission on July 14, 2000

                                            Registration Nos. 33-24848; 811-5669
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.             [_]
                   Post-Effective Amendment No. 34         [X]

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 35                        [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

          3435 Stelzer Road
           Columbus, Ohio                                    43219
(Address of Principal Executive Office)                    (Zip Code)

                                 (888) 799-5353
              (Registrant's Telephone Number, including Area Code)

                                Jeffrey C. Cusick
                                 Vice President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:

                              Martin E. Lybecker
                                 Ropes & Gray
                              One Franklin Square
                        1301 K Street, Suite 800 East
                             Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

================================================================================
It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to   [_]  On     pursuant to paragraph (a)
     paragraph (b)

[_]  60 days after filing pursuant to      [_]  On     pursuant to
     paragraph (a)(1)                                  paragraph (a)(1)

[_]  75 days after filing pursuant to      [_]  On     pursuant to
     paragraph (a)(2)                                  paragraph (a)(2) of
                                                       rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.
================================================================================

[LOGO OF FIFTH THIRD FUNDS] Fifth Third Funds

                                        [Picture]

Fifth Third Funds                            Quality Growth Fund

Stock and Bond Mutual Funds                  Equity Income Fund

Investment B Shares                          Cardinal Fund

                                             Pinnacle Fund

Working hard to build your wealth!           Balanced Fund

                                             Mid Cap Fund

                                             International Equity Fund

                                             Technology Fund

                                             Bond Fund For Income

                                             Quality Bond Fund

                                             U.S. Government Securities Fund

                                             Municipal Bond Fund

                                             Ohio Tax Free Bond Fund

Prospectus

August 1, 2000


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds                                             Table of Contents

Objectives, Strategies and Risks.............................
   Overview..................................................  3
   Stock Funds...............................................  4
   Bond Funds................................................ 24
Shareholder Fees and Fund Expenses...........................
   Fee Tables................................................ 36
   Expense Examples.......................................... 38
Additional Information About the Funds' Investments.......... 40
Fund Management..............................................
   Investment Advisors and Subadvisor........................ 42
   Portfolio Managers........................................ 43
   Fund Administration....................................... 44
Shareholder Information......................................
   Purchasing and Selling Fund Shares........................ 45
   Purchasing and Adding to Your Shares...................... 45
   Selling Your Shares....................................... 47
   Exchanging Your Shares.................................... 48
   Distribution Arrangements/Sales Charges................... 49
   Dividends and Capital Gains............................... 51
   Taxation.................................................. 51
Financial Highlights......................................... 53
Back Cover...................................................
   Where to learn more about Fifth Third Funds...............

Objectives, Strategies and Risks

Overview

This section provides important information about each of the stock and bond funds (the "Funds"), each a separate series of Fifth Third Funds (the "Trust"), including:

          .  the investment objective
          .  principal investment strategies
          .  principal risks, and
          .  volatility and performance information

All Funds except Fifth Third Pinnacle Fund are managed by Fifth Third Bank. Fifth Third Pinnacle Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Asset Management, Inc. ("MSAM") serves as investment subadvisor to Fifth Third International Fund.

Like all mutual funds (other than money market funds), share prices of the Funds may rise and fall in value and you could lose money. There is no guarantee that any Fund will achieve its objective.

Fifth Third Quality Growth Fund


Fundamental Objective            Growth of capital. Income is a secondary
                                 objective.

Principal Investment             Under normal market conditions, the Fund
Strategies                       invests at least 65% of total assets in common
                                 stocks of high quality growth companies.

                                 High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                                 To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal Investment Risks       The principal risks of investing in the Fund
                                 include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

An investment in the Fund        Stocks that pay regular dividends tend to be
is not a deposit of              less volatile than stocks that do not.  A
Fifth Third Bank or any          regular dividend provides investors some
other bank and is not            return of their investment, to an extent,
insured or guaranteed by         supporting the stock's price, even during
the FDIC or any other            periods when the prices of equity securities
government agency.               generally are falling. However, dividend-paying
                                 stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.


                                 Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                 Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)


                       1990                       5.12%
                       1991                      34.38%
                       1992                       8.03%
                       1993                      -1.06%
                       1994                       0.07%
                       1995                      31.59%
                       1996                      23.68%
                       1997                      32.70%
                       1998                      30.05%
                       1999                      23.51%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


     Best quarter:                         Q4  1998             28.18%
     Worst quarter:                        Q4  1987            -21.61%
     Year to Date Return          (12/31/99 to 3/31/00)          7.22%


                                         Average Annual Total Returns (for the periods ended December 31, 1999)

                        Inception Date         Past Year           Past 5 Years          Past 10 Years         Since Inception
                        --------------         ---------           ------------          -------------         ---------------
Investment A shares         1/1/83               17.95%                27.06%                17.48%                 17.58%
(with 4.50% sales
charge)(1)

                                                                                                              (Since 12/31/82)
S&P 500(R) Index                                 21.04%                28.55%                18.20%                 18.35%

__________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third Equity Income Fund


Fundamental Objective        High level of current income consistent with
                             capital appreciation.

Principal Investment         Under normal market conditions, the Fund invests
Strategies                   at least 65% of total assets in common stocks of
                             large-capitalization companies, many of which are expected to pay regular dividends, and convertible debt securities that at the time of investment, have above-average current yields. Large-capitalization companies have market capitalizations no smaller than 90% of the market capitalizations of the companies in the S&P 500
                             Index.

                             The Fund's investment approach generally is to purchase stocks of companies, which demonstrate industry leadership, sound management and long-term earnings growth, and which have attractive dividend yields or the prospects of increasing dividend rates. At the time of investment, those convertible debt securities in which the Fund invests are rated investment grade (that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents).

                             The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and non-convertible corporate bonds.

Principal Investment Risks   The principal risks of investing in the Fund
                             include the risks of investing in equities and in debt securities. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

An investment in the Fund    Significant investment in large companies also
is not a deposit of          creates various risks for the Fund.  For instance,
Fifth Third Bank or any      larger, more established companies tend to operate
other bank and is not        in mature markets, which often are very
insured or guaranteed by     competitive.  Larger companies also do not tend to
the FDIC or any other        respond quickly to competitive challenges,
government agency.           especially to challenges caused by technology and
                             consumer preferences.

                             Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                             The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. A less significant risk of bond investing is that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                          1990               -1.21%
                          1991               29.07%
                          1992                4.61%
                          1993                0.26%
                          1994               -0.65%
                          1995               30.73%
                          1996               16.83%
                          1997               38.15%
                          1998               17.82%
                          1999               -4.87%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


     Best quarter:                        Q1  1986               16.67%
     Worst quarter:                       Q4  1987              -19.80%
     Year to Date Return          (12/31/99 to 3/31/00)          -6.84%

                                         Average Annual Total Returns (for the periods ended December 31, 1999)

                        Inception Date         Past Year           Past 5 Years          Past 10 Years         Since Inception
                        --------------         ---------           ------------          -------------         ---------------
Investment A shares         1/1/83              -9.17%                17.70%                11.62%                 14.03%
(with 4.50% sales
charge)(1)

                                                                                                               (Since 12/31/82)
S&P 500(R) Index                                21.04%                28.55%                18.20%                 18.35%


______________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third Cardinal Fund


Fundamental Objective                   Long-term growth of capital and income.
                                        Current income is secondary objective.

Principal Investment Strategies         Under normal market conditions, the Fund
                                        invests at least 65% of total assets in
                                        common stocks that have the potential
                                        for long-term growth. Those stocks
                                        primarily are issued by large-
                                        capitalization, U.S. companies which the
                                        Fund believes are in a strong financial
                                        condition, have a significant market
                                        presence and have healthy growth
                                        prospects. Large-cap companies have, at
                                        the time of investment, market
                                        capitalizations no smaller than 90% of
                                        the market capitalizations of the
                                        companies in the S&P 500 Index.

                                        With income as a secondary objective,
                                        the Fund attaches some significance to a company's dividend payment history as well as prospects for future dividend growth.

                                        The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal Investment Risks              The principal risks of investing in the
                                        Fund include the risks of investing in
------------------------------          equity securities, such as the risk of
An investment in the Fund is            sudden and unpredictable drops in value
not a deposit of Fifth Third            or periods of lackluster performance.
Bank or any other bank and is
not insured or guaranteed by            Generally, growth oriented stocks may be
the FDIC or any other                   sensitive to market movements. The
government agency.                      prices of growth stocks tend to reflect
------------------------------          future expectations, and when those
                                        expectations change or are not met,
                                        share prices generally fall.

                                        Significant investment in large
                                        companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology or consumer preferences.

                                        Stocks that pay regular dividends tend
                                        to be less volatile than stocks that do
                                        not. A regular dividend provides
                                        investors some return of their
                                        investment, to an extent, supporting a
                                        stock's price, even during periods when
                                        the prices of equity securities
                                        generally are falling. However,
                                        dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                    1990                      -6.20%
                    1991                      32.37%
                    1992                       9.84%
                    1993                       5.88%
                    1994                      -3.12%
                    1995                      27.27%
                    1996                      19.89%
                    1997                      30.64%
                    1998                      24.21%
                    1999                      23.12%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


     Best quarter:                         Q4 1998           22.73%
     Worst quarter:                        Q4 1987          -16.69%
     Year to Date Return          (12/31/99 to 3/31/00)       6.97%

                                          Average Annual Total Returns (for the periods ended December 31, 1999)

                        Inception Date       Past Year       Past 5 Years       Past 10 Years       Since Inception
                      ------------------   -------------   ----------------   -----------------   -------------------
Investment A shares         5/31/75           17.60%            23.83%            15.08%               16.00%
(with 4.50% sales
charge)(1)(2)
                                                                                                    (Since 5/31/75)
S&P 500(R) Index                              21.04%            28.55%            18.20%               16.12%

_________________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

(2) For periods prior to September 21, 1998, reflects performance of Investor shares of The Cardinal Fund. On September 21, 1998, The Cardinal Fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Cardinal Fund.

    Fifth Third Pinnacle Fund

Fundamental Objective                   Long-term capital appreciation.

Principal Investment                    Under normal market conditions, the Fund
Strategies                              invests at least 65% of total assets in
                                        common stocks and convertible securities that have the potential for long-term growth.

                                        In selecting stocks, the Fund looks
                                        primarily at companies that have
                                        historically reported better corporate
                                        earnings than the earnings that market
                                        analysts have predicted. Generally,
                                        those companies are expected to grow
                                        faster than the economy as a whole.
                                        Those companies also tend to be
                                        established companies that appear to be
                                        capable of sustained growth. Although
                                        most of those companies are large, the
                                        Fund may invest in stocks of companies
                                        of any size. Current income is not a
                                        factor in stock selection.

                                        The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.

Principal Investment                    The principal risks of investing in the
Risks                                   Fund include the risks of investing in
                                        equity securities, such as the risk of
                                        sudden and unpredictable drops in value
                                        or periods of lackluster performance.
------------------------------
An investment in the                    Generally, growth oriented stocks may be
Fund is not a deposit of                sensitive to market movements. The
Fifth Third Bank or any                 prices of growth stocks tend to reflect
other bank and is not                   future expectations, and when those
insured or guaranteed                   expectations are not met, prices
by the FDIC or any                      generally fall.
other government
agency.                                 Significant investment in large
------------------------------          companies also creates various risks for
                                        the Fund. For instance, larger, more
                                        established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

     Year-by-Year Total Returns as of 12/31 For Investment A shares(1)(2)

                                    [CHART]

                       1990                 -3.14%
                       1991                 39.87%
                       1992                 -0.73%
                       1993                  3.31%
                       1994                 -1.12%
                       1995                 35.40%
                       1996                 22.44%
                       1997                 35.43%
                       1998                 32.83%
                       1999                 11.37%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

     Best quarter:                            Q4 1998               24.87%
     Worst quarter:                           Q3 1990              -15.34%
     Year to Date Return            (12/31/99 to 3/31/00)            3.51%

                                         Average Annual Total Returns (for the periods ended December 31, 1999)

                          Inception                       Past 5       Past 10
                             Date         Past Year        Years        Years       Since Inception
                        -------------   -------------  -----------   -----------  -------------------
Investment A shares         3/4/85          6.34%         25.97%       15.86%          16.41%
(with 4.50% sales
charge)(1)(2)
                                                                                    (Since 2/28/85)
S&P 500(R) Index                           21.04%         28.55%       18.20%          18.46%

_______________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

(2) For periods prior to March 6, 1998, reflects performance of Investment A shares of The Pinnacle Fund. On March 6, 1998, The Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc., was merged into Fifth Third Pinnacle Fund.

Fifth Third Balanced Fund

Fundamental Objective                   Capital appreciation and income.

Principal Investment                    Under normal market conditions, the Fund
Strategies                              uses an asset allocation strategy,
                                        investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common and preferred stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in non-convertible corporate bonds and U.S. government securities and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

                                        The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. While greater emphasis is placed on larger companies, that is, companies with market capitalizations comparable to the market capitalization of those companies in the S&P 500 Index, the Fund may favor smaller companies, that is, companies with market capitalization comparable to the market capitalizations of those companies in the S&P Mid Cap 400 Index, when Fifth Third Bank believes that market conditions favor securities of smaller companies.

                                        The fixed income portion of the Fund
                                        tends to be invested in high quality
                                        bonds with maturities ranging from
                                        overnight to thirty years in length. The
                                        Fund will attempt to maintain the
                                        average maturity of the bond portion of
                                        the Fund from between 5 and 9 years. At
                                        the time of investment, the corporate
                                        bonds and convertible securities in
                                        which the Fund invests are rated
                                        investment grade, that is, in the BBB
                                        major rating category or higher by
                                        Standard & Poor's or in the Baa major
                                        rating category or higher by Moody's, or their unrated equivalents.

Principal Investment                    The principal risks of investing in the
Risks                                   Fund include the risks associated with
                                        following an asset allocation strategy,
                                        such as the risk that the Fund will not
                                        correctly anticipate the relative
                                        performance of the different asset
                                        classes in which it may invest.

------------------------------          To the extent the Fund invests in stocks
An investment in the                    and convertible securities, it assumes
Fund is not a deposit of                the risks of equity investing, including
Fifth Third Bank or any                 sudden and unpredictable drops in value
other bank and is not                   and periods of lackluster performance.
insured or guaranteed by
the FDIC or any                         Significant investments in large
other government                        companies also creates various risks for
agency.                                 the Fund. For instance, larger, more
------------------------------          established companies tend to operate in
                                        mature markets, which often are very
                                        competitive. Larger companies also do
                                        not tend to respond quickly to
                                        competitive challenges, especially to
                                        changes caused by technology or consumer preferences.

                                        To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)


                    1990                              9.95%
                    1991                             30.13%
                    1992                              9.88%
                    1993                              1.74%
                    1994                             -1.03%
                    1995                             26.53%
                    1996                             14.23%
                    1997                             24.08%
                    1998                             17.87%
                    1999                             15.30%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



     Best quarter:                       Q4 1998             17.81%
     Worst quarter:                      Q4 1987            -12.33%
     Year to Date Return         (12/31/99 to 3/31/00)        5.51%


    Average Annual Total Returns (for the periods ended December 31, 1999)

                       Inception                  Past 5     Past 10
                         Date        Past Year    Years       Years     Since Inception
                       ---------     ---------    ------     -------    ---------------
Investment A shares      1/1/83       10.12%      18.41%     13.94%          15.97%
 (with 4.50% sales
 charge)(1)
                                                                        (Since 12/31/82)
S&P 500(R) Index                      21.04%      28.55%     18.20%          18.35%

                                                                        (Since 12/31/82)
LBAB Index                            -0.83%       7.73%      7.69%           9.50%

________________
(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third Mid Cap Fund

Fundamental Objective         Growth of Capital. Income is a secondary objective.

Principal Investment          Under normal market conditions, the Fund expects to invest at least 65% of
Strategies                    total assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90% of the market capitalizations of the companies in the Standard &
                              Poor's Mid Cap 400 Index (generally, between $500 million and $10 billion).

                              The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

                              To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest in up to 35% of total assets in common stocks of large cap companies, many of which pay dividends, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund may also invest in small cap stocks.

Principal Investment          The principal risks of investing in the Fund include the risks of investing in
Risks                         equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

-------------------------     Stocks of medium-sized companies can be more sensitive to long market
An investment in the          declines than larger companies, in part because they generally do not have
Fund is not a deposit of      the financial resources that larger companies have.  Generally, growth
Fifth Third Bank or any       oriented stocks are sensitive to market movements.  The prices of growth
other bank and is not         stocks tend to reflect future expectations, and when those expectations
insured or guaranteed         change or are not met, share prices generally fall.
by the FDIC or any other
government agency.            Stocks that pay regular dividends tend to be less volatile than stocks that
-------------------------     do not.  A regular dividend provides investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling.  However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

                              To the extent the Fund invests in bonds, it assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise.
                              That risk is greater for bonds with longer maturities.  Less significant is the risk that a bond issuer will default on principal or interest payments, which may cause a loss for the Fund.  Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's Mid Cap 400 Index (the "S&P Mid Cap 400") is an unmanaged index generally representative of the performance of the mid cap sector of the U.S. stock market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)


               1990                                        1.84%
               1991                                       46.01%
               1992                                        5.05%
               1993                                        1.38%
               1994                                        1.54%
               1995                                       26.03%
               1996                                       17.59%
               1997                                       32.64%
               1998                                        3.29%
               1999                                       16.77%



     Best quarter:                        Q4  1999              23.18%
     Worst quarter:                       Q4  1987             -20.37%
     Year to Date Return          (12/31/99 to 3/31/00)         13.14%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

    Average Annual Total Returns (for the periods ended December 31, 1999)

                        Inception                           Past 5         Past 10
                          Date            Past Year         Years          Years          Since Inception
                        ---------         ---------         -------        -------        ---------------
Investment A shares        1/1/85           11.54%           17.75%         13.79%             15.23%
(with 4.50% sales
charge)(1)
                                                                                          (Since 12/31/84)
S&P Mid Cap 400(R)                          14.72%           23.05%         17.32%             18.33%
Index

__________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third International Equity Fund

Fundamental Objective            Long-term capital appreciation.

Principal Investment             Under normal market conditions, the Fund invests at least 65% of total
Strategies                       assets in equity securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

                                 The Fund uses a top-down, bottom-up strategy of selecting its portfolio. It allocates assets among geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates. Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging markets. In selecting stocks in a specific country, the Fund generally attempts to replicate a broad market index, which usually is the Morgan Stanley Capital International Index for
                                 that country. From time to time, however, the Fund may overweight or underweight industries represented in that index.

                                 The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies, U.S. and non-U.S.
                                 government bonds and U.S. and non-U.S. corporate bonds.

Principal Investment Risks       The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

---------------------------      Stocks of foreign companies present additional risks for U.S. investors.
An investment in the Fund        Stocks of international companies tend to be less liquid and more volatile
is not a deposit of              than their U.S. counterparts, in part because accounting standards and
Fifth Third Bank or any          market regulations tend to be less standardized and economic and political
other bank and is not            climates less stable. Fluctuations in exchange rates also may reduce or
insured or guaranteed by         eliminate gains or  create losses. These risks usually are higher in
the FDIC or any other            emerging markets, such as most countries in Africa, Asia, Latin America and
government agency.               the Middle East. To the extent that the Fund invests in those kinds of
---------------------------      stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index generally representative of the performance of the market for foreign stocks as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                  1995                       11.29%
                  1996                        8.54%
                  1997                        7.96%
                  1998                       19.34%
                  1999                       25.74%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

        Best quarter:                   Q4  1999           17.70%
        Worst quarter:                  Q3  1998          -11.88%
        Year to Date Return    (12/31/99 to 3/31/00)       -2.43%

                            Average Annual Total Returns (for the periods ended December 31, 1999)
                           Inception                      Past 5       Past 10
                             Date        Past Year        Years         Years      Since Inception
                           -----------  -----------      --------     ---------   -----------------
Investment A shares         8/18/94       20.10%         13.33%          N/A           11.04%
(with 4.50% sales
charge)(1)
                                                                                    (Since 8/31/94)
EAFE Index                                27.30%         13.15%          N/A           11.41%

_______________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third Technology Fund

Fundamental Objective         Long-term capital appreciation.

Principal Investment          Under normal market conditions, the Fund invests
Strategies                    at least 65% of total assets in the equity
                              securities of U.S. and, to a lesser extent, foreign technology companies.

                              Technology companies are those that are engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as certain securities brokers and consumer products retailers, that have extensively used technological advances to develop new or to improve products or processes.

                              The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                              The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

Principal Investment Risks    The principal risks of investing in the Fund
                              include the risks of investing in equity
                              securities, such as the risk of sudden and
                              unpredictable drops in value or periods of
                              lackluster performance.
--------------------------
An investment in the Fund     The Fund, by concentrating in technology stocks,
is not a deposit of           assumes the risks of holding technology stocks.
Fifth Third Bank or any       For example, technology stocks tend to:
other bank and is not
insured or guaranteed by      .  fluctuate in price more widely and rapidly than
the FDIC or any other            the market as a whole
government agency.
--------------------------    .  underperform other types of stocks or be
                                 difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

                              .  decline in price due to sector specific
                                 developments

                              . be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                                 To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

                                 The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal grow rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                                 Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Volatility and Performance Information

The Fund is a new Fund, and as of the date of this prospectus, it did not have a performance history of at least one year.

Fifth Third Bond Fund For Income

Fundamental Objective                High level of current income.

Principal Investment Strategies      Under normal market conditions, the Fund
                                     invests at least 65% of total assets in
                                     debt securities and mortgage-backed
                                     securities. At the time of investment, each of those securities has a remaining maturity or average life of 10 years or less and is rated as investment grade.
                                     Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

                                     From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities. Mortgage-backed securities represent interests in the revenue generated from pools of mortgages.

                                     The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if Fifth Third Bank believes that the Fund can realize such appreciation without foregoing its objective of high current income.

                                     The Fund reserves the right to invest up to 35% of total assets in other securities, such as high yield bonds.

Principal Investment Risks           The principal risks of investing in the
                                     Fund include the risks of investing in debt
---------------------------------    securities, such as, the tendency of bond
An investment in the Fund is not     prices to fall when interest rates rise and
a deposit of Fifth Third Bank        the risk of an issuer defaulting on its
or any other bank and is not         obligations of paying principal and
insured or guaranteed by the         interest.
FDIC or any other government
agency.                              Generally, the price of a bond moves in the
---------------------------------    opposite direction from interest rates. New
                                     bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                     The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Corporate Index ("LBIGC") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                           1990                      8.24%
                           1991                     14.62%
                           1992                      6.32%
                           1993                      8.67%
                           1994                     -6.40%
                           1995                     16.95%
                           1996                      1.86%
                           1997                      7.27%
                           1998                      7.40%
                           1999                     -0.80%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

     Best quarter:                                 Q2  1995         7.96%
     Worst quarter:                                Q2  1994        -3.55%
     Year to Date Return                   (12/31/99 to 3/31/00)    1.33%

    Average Annual Total Returns (for the periods ended December 31, 1999)

                    Inception                Past 5   Past 10
                      Date       Past Year   Years    Years     Since Inception
                    ----------   ---------   ------   -------   ---------------
Investment A shares   1/1/83        -5.23%    5.38%    5.73%        7.72%
(with 4.50% sales
charge)(1)

                                                                (Since 12/31/82)
LBIGC                                0.39%    7.09%    7.25%        8.76%

____________________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent sales charges would apply.

Fifth Third Quality Bond Fund

Fundamental Objective            High current income. Capital growth is a
                                 secondary objective.

Principal Investment             Under normal market conditions, the Fund
Strategies                       invests at least 65% of total assets in U.S.
                                 Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 30 years or less. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard &
                                 Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

                                 The Fund is managed for growth of capital but with less volatility than the volatility generally associated with a portfolio composed solely of stocks. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

                                 The Fund reserves the right to invest up to 35% of total assets in other securities, such as high yield bonds.

Principal Investment             The principal risks of investing in the Fund
Risks                            include the risks of investing in debt
                                 securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile then the prices of bonds with a shorter remaining maturity.

                                 Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

An investment in the             The prices of mortgage-backed securities also
Fund is not a deposit of         are affected by changes in interest rates.
Fifth Third Bank or any          Although mortgage-backed securities tend to pay
other bank and is not            higher interest rates, they also carry
insured or guaranteed by         additional risk. For instance, their prices and
the FDIC or any other            yields typically assume that the securities
government agency.               will be redeemed at a given time before
                                 maturity. When interest rates fall
                                 substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

                                 From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index ("LBAB") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                         1990                     8.04%
                         1991                    14.65%
                         1992                     6.00%
                         1993                     7.52%
                         1994                    -3.90%
                         1995                    17.18%
                         1996                     1.85%
                         1997                     8.20%
                         1998                     8.45%
                         1999                    -2.34%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

     Best quarter:                                Q2  1985        9.19%
     Worst quarter:                               Q1  1994       -3.16%
     Year to Date Return                  (12/31/99 to 3/31/00)   1.46%

    Average Annual Total Returns (for the periods ended December 31, 1999)

                      Inception              Past 5   Past 10
                         Date     Past Year  Years    Years     Since Inception
                      ---------   ---------  -------  -------   ----------------
Investment A shares      1/1/83     -6.77%    5.39%   5.84%           7.52%
(with 4.50% sales
charge)(1)
                                                                  (Since 1/1/83)
LBAB                                -0.83%    7.73%   7.69%           9.50%

___________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third U.S. Government Securities Fund

Fundamental Objective                   High level of current income. Capital
                                        growth is a secondary objective.


Principal Investment Strategies         Under normal market conditions, the Fund
                                        invests at least 65% of total assets in
                                        U.S. government securities. At the time
                                        of investment each of those securities
                                        has a remaining maturity or average life of 7 years or less, although the Fund attempts to minimize fluctuations in the value of its shares.

                                        U.S. government securities are debt
                                        securities or issued or guaranteed as to principal or interest by the U.S. Treasury, various government agencies or certain organizations, which have been formed by an Act of Congress. They may include securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie
                                        Mae) and Federal Home Loan Mortgage
                                        Corporation (Freddie Mac).

                                        U.S. Treasury securities are direct
                                        obligations of the U.S. Government, and
                                        are backed by the U.S. Government's full faith and credit. The principal and interest to be paid on securities issued by some U.S. government agencies also may be backed by the U.S. Government's full faith and credit, by other obligations of the Treasury or by the agency itself. While there are different degrees of credit quality, all U.S. government securities generally are considered highly credit worthy.

                                        In selecting portfolio securities, the
                                        Fund generally considers, among other
                                        things, stated interest rates and the
                                        price of a security. The Fund attempts
                                        to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

                                        The Fund reserves the right to invest up to 35% of total assets in other securities, such as corporate bonds and high yield bonds.

Principal Investment Risks              The principal risks of investing in the
                                        Fund include the risks of investing in
                                        debt securities, such as, the tendency
                                        of bond prices to fall when interest
                                        rates rise and the risk of an issuer
                                        defaulting on its obligations of paying
                                        principal and interest.

An investment in the Fund is not        Generally, the price of a bond moves in
a deposit of Fifth Third Bank           the opposite direction from interest
or any other bank and is not            rates. New bonds issued after a rise in
insured or guaranteed by the            rates offer higher yields to investors.
FDIC or any other government            An existing bond with a lower yield can
agency.                                 appear attractive to investors by
                                        selling it at a lower price. This
                                        process works in reverse as well; as
                                        interest rates fall, the price of a bond tends to increase.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index ("LBIGBI") is an unmanaged index generally representative of the performance of the market for intermediate-term government bonds as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                    1990                                8.45%
                    1991                                9.51%
                    1992                                5.27%
                    1993                                6.19%
                    1994                               -2.18%
                    1995                               13.01%
                    1996                                2.45%
                    1997                                7.14%
                    1998                                7.38%
                    1999                                0.02%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

          Best quarter:                         Q2  1995            4.49%
          Worst quarter:                        Q1  1994           -1.99%
          Year to Date Return         (12/31/99 to 3/31/00)         0.96%

    Average Annual Total Returns (for the periods ended December 31, 1999)


                          Inception                            Past 5            Past 10
                             Date          Past Year            Years             Years            Since Inception
                        -------------     ------------      ------------      ------------      --------------------
Investment A shares          1/1/86          -4.47%             4.94%              5.15%                5.47%
 (with 4.50% sales
 charge)(1)
                                                                                                   (Since 12/31/85)
LBIGBI                                        0.50%             6.93%              7.10%                7.60%

_____________________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third Municipal Bond Fund

Fundamental Objective                   High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies         Under normal market conditions, the Fund invests at least 80% of total assets in municipal securities, which pay interest that generally is exempt from federal income tax.  Municipal securities are issued by
                                        U.S. states, counties, cities, towns, territories and public authorities.  At the time of investment, they are rated as investment grade.  Investment grade securities are securities rated in the BBB major rating category or higher by Standard and Poor's or in the Baa major rating category by Moody's or their unrated equivalents.

                                        Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities.
                                        The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer.  Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                        In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security.  The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

                                        The Fund reserves the right to invest up to 35% of total assets in other securities, such as U.S. government securities, corporate bonds and high yield bonds.

Principal Investment Risks              The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to
----------------------------------      fall when interest rates rise and the risk of an issuer defaulting on
An investment in the Fund is not        its obligations of paying principal and interest.
a deposit of Fifth Third Bank
or any other bank and is not            Generally, the price of a bond moves in the opposite direction from
insured or guaranteed by the            interest rates.  New bonds issued after a rise in rates offer higher
FDIC or any other government            yields to investors.  An existing bond with a lower yield can appear
agency.                                 attractive to investors by selling it at a lower price.  This process
----------------------------------      works in reverse as well; as interest rates fall, the price of a bond tends to increase.

                                        The Fund's performance may be affected by political and economic factors at the state, regional or national level.  Those factors may include budgetary problems and declining tax bases.  Actual or proposed changes in tax rates also may affect your net return.
                                        Limited obligation securities are not general obligations of the issuers.  As a result, in the event of a default or termination, the security holders may have limited recourse.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of the performance of the market for municipal bonds with intermediate maturities as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                    1990                                6.89%
                    1991                                8.60%
                    1992                                6.25%
                    1993                                6.76%
                    1994                               -2.30%
                    1995                                9.68%
                    1996                                3.26%
                    1997                                6.88%
                    1998                                5.57%
                    1999                               -3.58%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

          Best quarter:                                Q1 1986           8.58%
          Worst quarter:                               Q2 1984          -3.38%
          Year to Date Return                (12/31/99 to 3/31/00)       1.89%

    Average Annual Total Returns (for the periods ended December 31, 1999)

                        Inception                          Past 5             Past 10
                           Date           Past Year         Years              Years                Since Inception
                      -------------     ------------     ----------         -----------           -------------------
Investment A shares       1/1/83           -7.94%            3.31%              4.23%                     6.21%
(with 4.50% sales
charge)(1)
                                                                                                     (Since 12/31/82)
LBMBI                                      -2.07%            6.91%              6.89%                     8.69%

____________________________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Fifth Third Ohio Tax Free Bond Fund

Fundamental Objective            Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment             Under normal market conditions, the Fund invests at least 80% of net assets
Strategies                       in municipal securities which pay interest that generally is exempt from personal income taxes imposed by the State of Ohio and its municipalities.
                                 The securities generally are issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.  At the time of investment, they are rated as investment grade.  Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

                                 Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities.  The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer.  Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

                                 In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security.  The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

Principal Investment Risks       The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.
--------------------------
An investment in the Fund        Generally, the price of a bond moves in the opposite direction from interest
is not a  deposit of             rates.  New bonds issued after a rise in rates offer higher yields to
Fifth Third Bank or any          investors.  An existing bond with a lower yield can appear attractive to
other bank and is not            investors by selling it at a lower price.  This process works in reverse as
insured or guaranteed by         well; as interest rates fall, the price of a bond tends to increase.
the FDIC or any other
government agency.
--------------------------
                                 The Fund's performance may be affected by political and economic factors at the state or regional level.  Those factors may include budgetary problems and declining tax bases.  Actual or proposed changes in tax rates also may affect your net return.  Limited obligation securities are not general obligations of the issuers.  As a result, in the event of a default or termination, the security holders may have limited recourse.  Economic activity in Ohio, as in many other states with a significant industrial base, tends to be more cyclical than in other states and in the nation as a whole.

                                 This Fund is a non-diversified fund with regard to issuers of securities.
                                 As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of the performance of the market for municipal bonds with intermediate maturities as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

       Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                    1990                         5.70%
                    1991                         9.46%
                    1992                         6.24%
                    1993                         6.71%
                    1994                        -4.01%
                    1995                        13.72%
                    1996                         3.48%
                    1997                         6.92%
                    1998                         5.50%
                    1999                        -3.17%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

     Best quarter:                          Q1 1995               5.53%
     Worst quarter:                         Q2 1987              -4.16%
     Year to Date Return          (12/31/99 to 3/31/00)           2.15%

         Average Annual Total Returns (for the periods ended December 31, 1999)

                      Inception                Past 5   Past 10     Since
                        Date      Past Year    Years     Years     Inception
                      ---------  -----------  --------  --------  -----------
Investment A shares     1/1/87     -7.52%       4.18%     4.45%       4.30%
 (with 4.50% sales
 charge)(1)
                                                                 (Since 12/31/86)
LBMBI                              -2.07%       6.91%     6.89%       7.01%

_______________

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold Investment B shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Funds' operating expenses for the fiscal year ended July 31, 1999, except Fifth Third Technology Fund, which are estimates based upon the actual operating expenses of other Fifth Third Funds.

                                                                          Stock Funds--Fee Table
                                                                          ----------------------
                          Fifth       Fifth                                               Fifth
                          Third       Third        Fifth        Fifth       Fifth         Third        Fifth Third
                         Quality      Equity       Third        Third       Third          Mid        International      Fifth Third
                          Growth      Income      Cardinal     Pinnacle    Balanced        Cap           Equity          Technology
                           Fund        Fund         Fund         Fund        Fund         Fund           Fund               Fund
Shareholder Fees

Maximum Sales
 Charge(Load)
 Imposed on
 Purchases                 None        None         None         None        None         None           None               None

Maximum Sales Charge
 (Load) Imposed on
 Reinvested Dividends      None        None         None         None        None         None           None               None

Maximum Deferred
 Sales Load (1)            5.00%       5.00%        5.00%        5.00%       5.00%        5.00%          5.00%              5.00%

Annual Fund
Operating Expenses
(as a percentage of
average net assets)

Management fees            0.80%       0.80%        0.60%        0.80%       0.80%        0.80%          1.00%              1.00%

Distribution/Service
 (12b-1) fees (2)          1.00%       1.00%        1.00%        1.00%       1.00%        1.00%          1.00%              1.00%

Other expenses             0.24%       0.32%        0.26%        0.38%       0.29%        0.34%          0.45%              0.46%(3)

Total Annual Fund
 Operating Expenses        2.04%       2.12%        1.86%        2.18%       2.09%        2.14%          2.45%              2.46%
Fee Waivers (4)            0.08%       0.10%        0.07%        0.02%       0.06%        0.11%          0.18%
Net Total Annual
 Fund Operating
 Expenses                  1.96%       2.02%        1.79%        2.16%       2.03%        2.03%          2.27%

________________

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.

(2) Certain service organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the service organization has a servicing relationship.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

(4) Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2000.

                                                                              Bond Funds - Fee Table

                                                                                   Fifth Third
                                                      Fifth Third   Fifth Third        U.S.        Fifth Third     Fifth Third Ohio
                                                     Bond Fund for    Quality       Government    Municipal Bond         Tax
                                                         Income      Bond Fund   Securities Fund       Fund         Free Bond Fund
Shareholder Fees

Maximum Sales Charge (Load) Imposed on Purchases          None          None          None             None              None

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends                                               None          None          None             None              None

Maximum Deferred Sales Load (1)                           5.00%         5.00%         5.00%            5.00%             5.00%

Annual Fund Operating Expenses (as a percentage of average net assets)

Management fees                                           0.55%         0.55%         0.55%            0.55%             0.55%

Distribution/Service (12b-1) fees (2)                     1.00%         1.00%         1.00%            1.00%             1.00%

Other expenses                                            0.22%         0.29%         0.48%            0.32%             0.41%

Total Annual Fund Operating Expenses                      1.77%         1.84%         2.03%            1.87%             1.96%

Fee Waivers (3)                                           0.05%         0.17%         0.33%            0.31%             0.21%

Net Total Annual Fund Operaating Expenses                 1.72%         1.67%         1.70%            1.56%             1.75%

________________

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.

(2) Certain service organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the service organization has a servicing relationship.

(3) Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2000.

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of your share of Fund fees and expenses, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, redemption at the end of each period, and the Fund's operating expenses remaining the same. Because these examples are hypothetical and for comparison only, actual amounts may be different.

Stock Funds

                                                      1               3              5              10
          Fifth Third Quality Growth Fund            Year           Years          Years           Years
          Investment B shares
          Assuming redemption                      $  707         $  940          $1,298         $2,176
          Assuming no redemption                   $  207         $  640          $1,098         $2,176

                                                      1               3              5              10
          Fifth Third Equity Income Fund             Year           Years          Years           Years
          Investment B shares
          Assuming redemption                      $  715         $  964          $1,339         $2,261
          Assuming no redemption                   $  215         $  664          $1,139         $2,261

                                                      1               3              5              10
          Fifth Third Cardinal Fund                  Year           Years          Years           Years
          Investment B shares
          Assuming redemption                      $  689         $  885          $1,206         $1,984
          Assuming no redemption                   $  189         $  585          $1,006         $1,984

                                                      1               3              5               10
          Fifth Third Pinnacle Fund                  Year           Years          Years           Years
          Investment B shares
          Assuming redemption                      $  721         $  982          $1,369         $2,323
          Assuming no redemption                   $  221         $  682          $1,169         $2,323

                                                      1               3              5               10
          Fifth Third Balanced Fund                  Year           Years          Years           Years
          Investment B shares
          Assuming redemption                      $  712         $  955          $1,324         $2,229
          Assuming no redemption                   $  212         $  655          $1,124         $2,229

                                                      1               3              5              10
          Fifth Third Mid Cap Fund                   Year           Years          Years           Years
          Investment B shares
          Assuming redemption                      $  717         $  970          $1,349         $2,282
          Assuming no redemption                   $  217         $  670          $1,149         $2,282

              Fifth Third International Equity           1               3              5              10
              Fund                                      Year           Years          Years           Years
              Investment B shares
              Assuming redemption                      $  748         $1,064          $1,506         $2,601
              Assuming no redemption                   $  248         $  764          $1,306         $2,601


              Fifth Third Technology Fund                1               3
              Investment B shares                       Year           Years
              Assuming redemption                      $  749         $1,067
              Assuming no redemption                   $  249         $  767

Bond Funds

              Fifth Third Bond Fund For Income           1               3              5              10
              Investment B shares                       Year           Years          Years           Years
              Assuming redemption                      $  680         $  857          $1,159         $1,886
              Assuming no redemption                   $  180         $  557          $  959         $1,886


              Fifth Third Quality Bond                  1               3              5              10
              Fund                                     Year           Years          Years           Years
              Investment B shares
              Assuming redemption                      $  687         $  879          $1,195         $1,962
              Assuming no redemption                   $  187         $  579          $  995         $1,962


              Fifth Third U.S. Government               1               3              5              10
              Securities Fund                          Year           Years          Years           Years
              Investment B shares
              Assuming redemption                      $  706         $  937          $1,293         $2,166
              Assuming no redemption                   $  206         $  637          $1,093         $2,166


              Fifth Third Municipal Bond                1               3              5              10
              Fund                                     Year           Years          Years           Years
              Investment B shares
              Assuming redemption                      $  690         $  888          $1,211         $1,995
              Assuming no redemption                   $  190         $  588          $1,011         $1,995


              Fifth Third Ohio Tax Free Bond            1               3              5              10
              Fund                                     Year           Years          Years           Years
              Investment B shares
              Assuming redemption                      $  699         $  915          $1,257         $2,091
              Assuming no redemption                   $  199         $  615          $1,057         $2,091

Additional Information About The Funds' Investments

The primary investments and investment strategies of the Funds are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of each Fund's investments is included in the Funds' most recent annual or semi-annual report to shareholders. A Fund may be invested in any or all of these investments, or use any or all of these strategies, at any one time, and a Fund generally may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving each Fund's investment strategy depends on Fifth Third Bank's, Heartland's or MSAM's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

International Exposure           Many U.S. companies in which the Funds may invest generate significant
(Applies to all Funds)           revenues and earnings from abroad.  As a result, those companies and the prices of their equity and debt securities may be affected by weaknesses in global and regional economies and the relative value of foreign  currencies to the U.S. dollar. Taken as a whole, those factors could adversely affect the price of Fund shares.

Foreign Securities               Foreign securities are generally more volatile than their domestic
(Applies to Fifth Third          counterparts, in part because of higher political and economical risks, the
Quality Growth, Fifth            general lack of reliable information and fluctuations in currency exchange
Third Equity Income,             rates. Those risks are usually higher in less developed countries.
Fifth Third Mid Cap,
Fifth Third                      In addition, foreign securities may be more difficult to resell and the
International Equity,            markets for them less efficient than for comparable U.S. securities. Even
Fifth Third Technology,          where a foreign security increases in price in its local currency, the
Fifth Third Bond Fund            appreciation may be diluted by the negative effect of exchange rates when
For Income and Fifth             the security's value is converted to U.S. dollars. Foreign withholding taxes
Third Quality Bond Funds)        also may apply and errors and delays may occur in the settlement process for foreign securities.

                                 Each Fund may use foreign currencies and related instruments to hedge its foreign investments.

Repurchase Agreements            Each Fund may enter into repurchase agreements. A repurchase agreement is an
(Applies to all Funds)           agreement in which a Fund buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place. The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities Lending               Each Fund may seek additional income or fees by lending portfolio securities
(Applies to all Funds)           to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, a Fund could lose money.

Restricted and Illiquid          Any securities that are thinly traded or whose resale is restricted can be
Securities                       difficult to sell at a desired time and price. Some of those securities are
(Applies to all Funds)           new and complex, and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
                                 may have a subjective element.

Derivatives                      Derivatives, a category that includes warrants, options and futures, are
(Applies to all Funds)           financial instruments whose value derives from another security, an index or currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Funds may also use derivatives for speculation (investing for potential income or capital gain).

                                 While hedging can guard against potential risks, it adds to a Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                                 The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

                                 With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

When-Issued Securities           Each Fund may invest in securities prior to their date of issue. These
(Applies to all Funds)           securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Bonds                            The value of any bond held by a Fund is likely to decline when interest
(Applies to all Funds)           rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for a Fund.

Short-Term Trading               While the Funds ordinarily do not trade securities for short-term profits,
(Applies to all Funds)           they may sell any security at any time they believe best, which may result in short-term trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability if there are capital gains.

Defensive Investing              During unusual market conditions, each Fund may place up to 100% of total
(Applies to all Funds)           assets in cash or high-quality, short-term debt securities. To the extent that a Fund does this, it is not pursuing its goal.

Fund Management

Investment Advisors And Subadvisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Pinnacle Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Pinnacle Fund. As investment advisor to one or more Funds, they generally are responsible for the daily management of those Funds. Each of those two advisors is a subsidiary of Fifth Third Bancorp. Morgan Stanley Asset Management, Inc., 1221 Avenue of the Americas, New York, New York 46204, serves as investment subadvisor to Fifth Third International Equity Fund, and generally is responsible for the daily management of that Fund's portfolio, subject to Fifth Third Bank's oversight.

As of March 31, 2000, Fifth Third Bank had approximately $22 billion of assets under management, including approximately $5.2 billion of assets of Fifth Third Funds. As of March 31, 2000 Heartland had approximately $2.02 billion of assets under management, including approximately $121.02 million of assets held by mutual funds. As of March 31, 2000, MSAM had approximately $177.45 billion of assets under management, including approximately $93.73 billion of assets held by mutual funds.

The management and subadvisory fees paid by the Funds for the fiscal year ended July 31, 1999 were as follows:

                                                      As a percentage of
                                                      average net assets
                                                  ---------------------------
Fifth Third Quality Growth Fund                              0.80%
Fifth Third Equity Income Fund                               0.80%
Fifth Third Cardinal Fund                                    0.60%
Fifth Third Pinnacle Fund                                    0.80%
Fifth Third Balanced Fund                                    0.80%
Fifth Third Mid Cap Fund                                     0.80%
Fifth Third International Equity Fund                        1.00%
(subadvisory fee)*                                          (0.45%)*
Fifth Third Technology Fund                                  1.00%
Fifth Third Bond Fund for Income                             0.55%
Fifth Third Quality Bond Fund                                0.55%
Fifth Third U.S. Government Securities Fund                  0.55%
Fifth Third Municipal Bond Fund                              0.55%
Fifth Third Ohio Tax Free Bond Fund                          0.55%

* Fifth Third Bank was responsible for paying this fee from the fees it received as investment manager to Fifth Third International Equity Fund.

Portfolio Managers

Fifth Third Bank

Equity Funds

Steven E. Folker has been the portfolio manager for Fifth Third Quality Growth Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Fund since 1993. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

John B. Schmitz has managed Fifth Third International Equity Fund since 1994, and Fifth Third Equity Income Fund since 1997. He is a Vice President and Trust Officer of Fifth Third Bank, a Chartered Financial Analyst and has over 12 years of experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a B.B.A. in Finance & Real Estate from the University of Cincinnati.

Steven J. Mygrant has been the co-portfolio manager for Fifth Third Technology Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large Midwestern bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst.
Mr. Mygrant earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Mr. Reddy earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Bond Funds

Investment decisions for the Fifth Third bond funds as well as the bond portion of Fifth Third Balanced Fund are made by a team of investment professionals, all of whom are employees of Fifth Third Bank.

Heartland Capital Management, Inc.

Robert D. Markley, President and Chief Executive Officer of Heartland and Thomas
F. Maurath, Executive Vice President of Heartland, have been primarily responsible for management of Fifth Third Pinnacle Fund and management of its predecessor fund since 1985. Mr. Markley is a Chartered Financial Analyst and holds a B.A. in Marketing from Michigan State University and an M.B.A. from Northwestern University. Mr. Maurath also is a Chartered Financial Analyst who earned a B.B.A. in Accounting from the University of Notre Dame and a M.B.A. from Indiana University.

Morgan Stanley Asset Management, Inc.

Barton M. Biggs has served as portfolio manager of the Fifth Third International Equity Fund since 1994. He has been Chairman and a Director of MSAM since 1980 and Managing Director of Morgan Stanley & Co. Incorporated since 1975. He is also a Director of Morgan Stanley Group, Inc. and a Director and Officer of six registered investment companies to which MSAM and certain of its affiliates provides investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Funds' administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

        Maximum                                       Average Aggregate Daily
    Administrative Fee                                Net Assets of the Trust
---------------------------                        -----------------------------
         0.20%                                         of the first $1 billion
         0.18%                                         of the next $1 billion
         0.17%                                         in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee, which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of each Fund, including providing certain administrative personnel and services necessary to operate the Funds. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of all the Funds.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Fund Shares

Each Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds generally is determined by using market prices. Under special circumstances, the Fund may use fair value pricing, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion, has materially affected the prices of those securities.

To the extent the NAV is based on determinations of the fair value of the Fund's portfolio securities, the NAV may reflect what Fifth Third Bank believes to be the value of those securities rather than what the markets have determined to be the value.

Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed, including: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. In determining the purchase price, each Fund will use the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment B shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase Investment B shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in a Fund will be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

Minimum Investments              The minimum initial investment in Investment
                                 B shares of a Fund offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The maximum investment is $500,000 for total purchases of Investment B shares of a Fund offered by this Prospectus.

Purchase Terms                   All purchases must be in U.S. dollars. A fee
                                 may be charged for any checks that do not clear. Third-party checks are not accepted.

                                 For details, call 1-888-799-5353 or write to:
                                 Fifth Third Funds, c/o Fifth Third Bank, 38
                                 Fountain Square Plaza, Cincinnati, Ohio 45263.

                                 The Funds may reject a purchase order for any reason.

Systematic Investment            You may make monthly systematic investments
Program                          in Investment B shares of a Fund from your
                                 bank account. There is no minimum amount required for initialamounts invested into the Funds. You may elect to make systematicinvestments on the 1st or 15th of each month, or both. If the 1st or 15th ofthe month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business.
                                 Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares of any Fund on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. In determining the sale price, each Fund will use the next NAV after your sell order is received by a Fund or its transfer agent, less any applicable contingent deferred sales charge. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment B shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds or the transfer agent, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of dramatic economic or market change, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund that offers Investment B shares. No transaction fees are charged for exchanges. Be sure to read the prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Automatic Exchanges

To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

Notes on Exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Distribution Arrangements/       This section describes the sales charges and
Sales Charges                    fees you will pay as an investor in the
                                 Investment B shares and what you would pay on Investment A shares after 8 years.

                                         Investment A                                   Investment B

Sales Charge (Load)              Front-end sales charge (not                   No front-end sales charge. A
                                 applicable on conversion from B               contingent deferred sales charge
                                 share status); reduced sales                  (CDSC) will be imposed on shares
                                 charges available;                            redeemed within 6 years after
                                                                               purchase;

Distribution/Service             Subject to annual distribution                Subject to annual distribution
(12b-1) Fee                      and shareholder servicing fees                and shareholder servicing fees of
                                 of up to 0.25% of the Fund's                  up to 1.00% of the Fund's assets.
                                 assets.

Conversion                       None                                          Converts to Investment A shares
                                                                               after 8 years

Calculation of Sales             Investment B shares are offered at NAV, without
Charges                          any up-front sales charge. Therefore, all of
                                 the money that you send to the Funds is used to purchase Fund shares. If you sell your Investment B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption.
                                 In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest
                                 CDSC (typically shares held for the longest time).

                                 Investment B shares are subject to the
                                 following CDSC schedule:

                                 Year of Redemption After Purchase             % of NAV (at time of purchase or
                                                                               sale if lower) deducted from
                                                                               proceeds

                                 During the first year                            5%
                                 During the second year                           4%
                                 During the third or fourth years                 3%
                                 During the fifth year                            2%
                                 During the sixth year                            1%
                                 During the seventh or eighth year                0%

Sales Charge Waivers             The CDSC will be waived under certain
                                 circumstances, including the following:

                                   . Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2
                                   .  redemptions from accounts following the
                                      death or disability of the shareholder
                                   .  Investors who purchased through a
                                      participant directed defined benefit plan
                                   . Returns of excess contributions to certain retirement plans
                                   .  Distributions of less than 12% of the
                                      annual account value under the Systematic
                                      Withdrawal Plan
                                   . Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation

Distribution/Service             12b-1 fees are used to compensate the
(12b-1) Fees                     Distributor and other dealers and
                                 investment representatives for services and expenses related to the sale and distribution of a Fund's shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                                 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

                                 12b-1 fees may cost you more than paying other types of sales charges. Investment B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

                                 Over time shareholders of a Fund may pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Investment         Investment B shares convert automatically to
A shares                         Investment A shares 8 years after purchase.
                                 After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealers Incentives               The Distributor of Fund shares, in its
                                 discretion, may pay all dealers selling
                                 Investment B shares all or a portion of the sales charges it normally receives.

Dividends And Capital            All dividends and capital gains will be
Gains                            automatically reinvested unless you request
                                 otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan.

                                 Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                                 Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Bond Fund For Income, Fifth Third Quality Bond Fund, Fifth Third U.S. Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund. Dividends, if any, are declared and paid quarterly by the following Funds:
                                 Fifth Third Cardinal Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund, Fifth Third Mid Cap Fund and Fifth Third Technology Fund. Dividends, if any, are declared and paid annually by the following Fund: Fifth Third International Equity Fund. Capital gains, if any, are distributed at least annually.

Taxation

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Tax Information for Fifth Third Ohio Tax Free Bond Fund

Dividends from Fifth Third Ohio Tax Free Bond Fund representing interest from obligations held by that Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes.

Additional Tax Information for Fifth Third Municipal Bond Fund

Dividends from Fifth Third Municipal Bond Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by Fifth Third Municipal Bond Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

Additional Tax Information for Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Additional Tax Information for Fifth Third International Equity Fund

Fifth Third International Equity Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

The Fund intends to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Financial Highlights

Prior to the date of this prospectus, Investment B shares have not been offered. Below is certain financial information concerning Investment A shares another class of each Fund. Investment A and Investment B shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of the Funds' operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). With respect to financial highlights for periods through July 31, 1999, the information has been audited by Ernst & Young LLP, except that the financial highlights for the Pinnacle Fund for each of the respective years or periods ended December 31, 1997 were audited by other auditors whose report dated January 27, 1998 expressed an unqualified opinion. Also, the financial highlights for the Cardinal Fund for each of the respective years or periods ended September 30, 1997 were audited by other auditors whose report dated November 14, 1997 expressed an unqualified opinion. Ernst & Young LLP's report, along with the Funds' financial statements are included in the annual report, which is available upon request. The information for the period ended January 31, 2000 has not been audited.

                                           Fifth Third Quality Growth Fund
                                           Investment A Shares

                               Six Months
                                  Ended                  Year Ended July 31,
                              Jan. 31, 2000   ------------------------------------------------
                               (Unaudited)      1999      1998      1997      1996      1995
Per Share Data                 -----------    --------  --------  --------  -------    -------
Net Asset Value, Beginning of
 Period                        $  23.31       $  20.26   $  19.23  $  13.16  $  11.79  $  9.70
----------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income/(loss)     (0.04)         (0.06)      0.03      0.08      0.12     0.14
 Net realized and unrealized
  gains/(losses) from
  investments                      2.15           5.06       2.49      6.75      1.37     2.09
----------------------------------------------------------------------------------------------
Total from Investment
 Operations                        2.11           5.00       2.52      6.83      1.49     2.23
----------------------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income               --             --      (0.03)    (0.09)    (0.12)   (0.14)
 Net realized gains on
  vestments                       (1.17)         (1.95)     (1.46)    (0.67)       --       --
Total Distributions               (1.17)         (1.95)     (1.49)    (0.76)    (0.12)   (0.14)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $  24.25       $  23.31   $  20.26  $  19.23  $  13.16  $ 11.79
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                           9.18%(a)      26.48%     14.12%    54.02%    12.69%   23.21%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                          1.24%(b)       1.21%      1.00%     1.00%     0.99%    1.00%
 Net investment income/(loss)     (0.36%)(b)     (0.29%)     0.10%     0.45%     0.98%    1.44%
 Expense
  waiver/reimbursement(c)          0.02%(b)       0.08%      0.37%     0.36%     0.03%    0.05%
----------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                       $161,663       $116,963   $520,068  $399,683  $134,469  $82,594
 Portfolio turnover(d)                7%            34%        45%       37%       37%      34%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                           Fifth Third Equity Income Fund
                                           Investment A Shares

                                          Six Months      Year Ended July
                                             Ended               31,        Period ended
                                         Jan. 31, 2000   -----------------    July 31,
                                          (Unaudited)      1999     1998       1997*
Per Share Data                           -------------   -------  --------  ------------
Net Asset Value, Beginning of Period        $15.18       $ 15.38  $  14.44    $  12.00
------------------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)                 0.11          0.29      0.26        0.15
 Net realized and unrealized gains from
  investments                                (1.67)         1.19      2.43        2.43
------------------------------------------------------------------------------------------
 Total from Investment Operations            (1.56)         1.48      2.69        2.58
------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                       (0.10)        (0.23)    (0.27)      (0.14)
 In excess of net investment income             --            --        --          --
 Net realized gain on investments            (0.86)        (1.45)    (1.48)        --
------------------------------------------------------------------------------------------
 Total Distributions                         (0.96)        (1.68)    (1.75)      (0.14)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.66        $15.18  $  15.38    $  14.44
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Return (excludes sales charge)        (10.66%)(a)     9.90%    19.57%      21.64%(a)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                     1.27%(b)      1.27%     1.01%       1.06%(b)
 Net investment income                        1.33%(b)      1.58%     1.73%       2.32%(b)
 Expense waiver/reimbursement(c)              0.06%(b)      0.10%     0.43%       0.42%(b)
------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)        $14,636       $20,268  $150,404    $120,324
 Portfolio turnover(d)                          22%           69%       41%         28%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                            Fifth Third Cardinal Fund**
                                            Investment A Shares

                                Six Months
                                  Ended       Period ended         Year Ended September 30,
                               Jan. 31, 2000    July 31,      --------------------------------------
                               (Unaudited)       1999*          1998      1997      1996      1995
Per Share Data                 -------------  ------------    --------  --------  --------  --------
Net Asset Value,
 Beginning of Period              $  19.38      $  14.87      $  16.65  $  13.13  $  13.23  $  12.73
-----------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income               (0.01)        (0.01)         0.14      0.14      0.25      0.36
 Net realized and
  unrealized
  gains/(losses) from
  investments                         1.50          5.08          0.27      4.64      1.95      1.32
Total from Investment
 Operations                           1.49          5.07          0.41      4.78      2.20      1.68
-----------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income                  --         (0.01)        (0.14)    (0.13)    (0.26)    (0.35)
 In excess of net
  investment income                     --            --          (0.04)      --        --        --
 Net realized gains                  (3.74)        (0.55)        (2.01)    (1.13)    (2.04)    (0.83)
-----------------------------------------------------------------------------------------------------
Total Distributions                  (3.74)        (0.56)        (2.19)    (1.26)    (2.30)    (1.18)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $  17.13      $  19.38      $  14.87  $  16.65  $  13.13  $  13.23
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return (excludes
 sales charge)                        8.09%(a)     34.60% (a)     2.50%    39.17%    17.96%    14.84%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Expenses                            (0.17%)(b)     1.04% (b)     0.92%     1.06%     0.75%     0.70%
 Net investment
  income/(loss)                      (0.17%)(b)    (0.07%)(b)     0.76%     0.97%     1.90%     2.89%
 Expense
  waiver/reimbursement(c)             0.06%(b)      0.07% (b)     0.09%     0.06%     0.10%     0.00%
-----------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)                   $238,353      $243,790      $232,903  $267,908  $229,042  $226,181
 Portfolio turnover(d)                   0%           15%           15%       13%       58%       20%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

*    Reflects operations for the period from October 1, 1998 through July 31,
     1999.

** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor of the Fifth Third Cardinal Fund.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                             Fifth Third Pinnacle Fund*
                                             Investment A Shares

                              Six Months
                                 Ended      Year ended  Period ended        Year Ended December 31,
                             Jan. 31, 2000   July 31,     July 31,      ----------------------------------
                               (Unaudited)     1999        1998**        1997     1996     1995     1994
Per Share Data               -------------  ---------   ------------    -------  -------  -------   ------
Net Asset Value,
 Beginning of Period            $ 37.20      $ 32.35      $ 27.71       $ 23.96  $ 22.47  $ 18.83  $ 21.15
-----------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment
  income/(loss)                   (0.08)       (0.09)       (0.02)         0.13     0.05     0.11     0.09
 Net realized and
  unrealized gain from
  investments                      0.27         5.57         5.13          8.25     5.04     6.54    (0.34)
-----------------------------------------------------------------------------------------------------------
Total from Investment
 Operations                        0.19         5.48         5.11          8.38     5.09     6.65    (0.25)
-----------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income               --           --           --          (0.13)   (0.05)   (0.11)   (0.09)
 Net realized gain on
  investments                     (0.55)       (0.63)       (0.47)         (4.50)   (3.55)   (2.90)   (1.98)
Total Distributions               (0.55)       (0.63)       (0.47)         (4.63)   (3.60)   (3.01)   (2.07)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $ 36.84      $ 37.20      $ 32.35        $ 27.71  $ 23.96  $ 22.47  $ 18.83
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return (excludes
 sales charge)                     0.51%(a)    17.18%       18.58% (a)     35.40%   22.50%   35.40%   (1.10%)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Expenses                          1.31% (b)    1.41%        1.28% (b)     1.12%    1.16%    1.14%    1.15%
 Net investment
  income/(loss)                   (0.44%)(b)   (0.47%)      (0.12%)(b)     0.46%    0.18%    0.44%    0.41%
 Expense
  waiver/reimbursement(c)          0.00% (b)    0.02%        0.30% (b)     0.00%    0.00%    0.00%    0.00%
-----------------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)                 $50,927      $49,936      $35,549       $22,272  $16,461  $14,673  $13,014
 Portfolio turnover(d)               27%          51%          38%           50%      44%      68%      91%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

* Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Pinnacle Fund.

**   Reflects the period of operations from January 1, 1998 to July 31, 1998.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                       Fifth Third Balanced Fund
                                                       Investment A Shares

                                   Six Months
                                       Ended                 Year ended July 31,
                                   Jan. 31, 2000  ---------------------------------------------
                                    (Unaudited)    1999      1998      1997     1996     1995
Per Share Data                     -------------  -------  --------  --------  -------  -------
Net Asset Value, Beginning of
 Period                               $ 16.12     $ 14.99  $  15.33  $  11.75  $ 11.28  $  9.70
------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income                   0.10        0.20      0.27      0.27     0.27     0.28
 Net realized and unrealized
  from investments                       0.98        1.86      0.92      4.06     0.47     1.57
------------------------------------------------------------------------------------------------
Total from Investment Operations         1.08        2.06      1.19      4.33     0.74     1.85
------------------------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                  (0.12)      (0.19)    (0.28)    (0.26)   (0.27)   (0.27)
 Net realized gain on
  investments                           (1.34)      (0.74)    (1.25)    (0.49)     --       --
------------------------------------------------------------------------------------------------
Total Distributions                     (1.46)      (0.93)    (1.53)    (0.75)   (0.27)   (0.27)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $ 15.74     $ 16.12  $  14.99  $  15.33  $ 11.75  $ 11.28
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                                 6.74%(a)   14.30%     8.41%    38.45%    6.52%   19.37%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                1.25%(b)    1.28%     1.00%     1.00%    1.00%    1.00%
 Net investment income/(loss)            1.22%(b)    1.22%     1.84%     2.05%    2.31%    2.73%
 Expense waiver/reimbursement(c)         0.06%(b)    0.06%     0.43%     0.40%    0.06%    0.06%
------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                              $88,591     $79,686  $173,177  $122,765  $92,808  $58,075
 Portfolio turnover(d)                     66%        128%      135%      101%      61%      58%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                        Fifth Third Mid Cap Fund
                                                        Investment A Shares

                                  Six Months
                                     Ended                   Year ended July 31,
                                  Jan. 31, 2000   -----------------------------------------------
                                   (Unaudited)     1999       1998       1997     1996     1995
Per Share Data                     -----------    -------   --------   --------  -------  -------
Net Asset Value, Beginning of
 Period                               $ 15.82     $ 16.19   $  16.98   $  12.60  $ 12.59  $ 10.10
--------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income/(loss)           (0.05)      (0.10)     (0.03)      0.02     0.06     0.08
 Net realized and unrealized
  gains/(losses) from
  investments                            0.76        1.17       0.98       5.55     0.11     2.48
--------------------------------------------------------------------------------------------------
 Total from Investment
  Operations                             0.71        1.07       0.95       5.57     0.17     2.56
--------------------------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                     --         --         --       (0.02)   (0.07)   (0.07)
 In excess of net investment
  income                                   --         --         --       (0.02)     --       --
 Net realized gains                     (1.18)      (1.44)     (1.74)     (1.15)   (0.09)     --
--------------------------------------------------------------------------------------------------
 Total Distributions                    (1.18)      (1.44)     (1.74)     (1.19)   (0.16)   (0.07)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                               $ 15.35     $ 15.82   $  16.19   $  16.98  $ 12.60  $ 12.59
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                                 4.38%(a)    7.29%      5.69%     47.17%    1.27%   25.45%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                1.25% (b)   1.28%      1.01%      1.00%    1.00%    1.00%
 Net investment income/(loss)           (0.58%)(b)  (0.59%)    (0.19%)     0.10%    0.42%    0.77%
 Expense
  waiver/reimbursement(c)                0.07% (b)   0.11%      0.40%      0.37%    0.06%    0.18%
--------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                              $27,027     $27,966   $217,547   $186,066  $72,663  $47,184
 Portfolio turnover(d)                     23%         49%        44%        52%      54%      23%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                        Fifth Third International Equity Fund
                                        Investment A Shares

                            Six Months
                              Ended              Year ended July 31,            Period ended
                           Jan. 31, 2000  ------------------------------------    July 31,
                           (Unaudited)     1999     1998      1997      1996       1995*
Per Share Data             -----------    ------  --------  --------  --------  ------------
Net Asset Value,
 Beginning of Period           $12.84     $12.56  $  12.05  $  10.74  $   9.83    $ 10.00
----------------------------------------------------------------------------------------------
Income from Investment
 Operations
 Net investment
  income/(loss)                 (0.04)      0.03      0.09      0.04      0.01       0.05
 Net realized and
  unrealized
  gains/(losses) from
  investments                    1.39       0.49      1.31      2.15      0.90      (0.22)
----------------------------------------------------------------------------------------------
 Total from Investment
  Operations                     1.35       0.52      1.40      2.19      0.91      (0.17)
----------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income             --      (0.08)    (0.59)    (0.66)      --         --
 In excess of net
  investment income                --      (0.09)      --      (0.16)      --         --
 Net realized gains             (1.18)     (0.07)    (0.30)    (0.06)      --         --
----------------------------------------------------------------------------------------------
 Total Distributions            (1.18)     (0.24)    (0.89)    (0.88)      --         --
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $13.01     $12.84  $  12.56  $  12.05  $  10.74    $  9.83
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Return (excludes
 sales charge)                  10.57%(a)   4.23%    13.29%    21.78%     9.26%     (1.70%)(a)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Expenses                        1.71% (b)  1.52%     1.47%     1.38%     1.61%      1.65% (b)
 Net investment
  income/(loss)                 (0.54%)(b)  0.03%     0.66%     0.39%     0.32%      0.62% (b)
 Expense
  waiver/reimbursement(c)        0.00% (b)  0.18%     0.35%     0.35%     0.05%      0.07% (b)
----------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)                $6,667     $5,821  $163,297  $151,728  $120,349    $86,442
 Portfolio turnover(d)             38%        42%       39%       60%       41%        54%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

* Reflects operations for the period from August 19, 1994 (date of commencement of operations) to July 31, 1995.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnovers is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                         Fifth Third Bond Fund For Income
                                         Investment A Shares

                                                  Six Months       Year ended July
                                                     Ended               31,          Period ended
                                                January 31, 2000   -----------------    July 31,
                                                  (Unaudited)       1999      1998       1997*
Per Share Data                                  ----------------   -------  --------  ------------
Net Asset Value, Beginning of Period                $ 11.69        $ 12.19  $  12.19    $  12.00
----------------------------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)                          0.31           0.71      0.68        0.37
 Net realized and unrealized gains/(losses)
  from investments                                    (0.30)         (0.41)     0.06        0.18
----------------------------------------------------------------------------------------------------
 Total from Investment Operations                      0.01           0.30      0.74        0.55
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                (0.31)         (0.59)    (0.69)      (0.36)
 In excess from net investments                          --            --        --          --
 Net realized gains                                      --          (0.21)    (0.05)        --
----------------------------------------------------------------------------------------------------
 Total Distributions                                  (0.31)         (0.80)    (0.74)      (0.36)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 11.39        $ 11.69  $  12.19    $  12.19
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                   0.06%(a)       2.42%     6.23%       4.64%(a)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                              1.01%(b)       0.97%     0.75%       0.79%(b)
 Net investment income/(loss)                          5.28%(b)       4.80%     5.54%       6.08%(b)
 Expense waiver/reimbursement(c)                       0.04%(b)       0.05%     0.42%       0.42%(b)
----------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)                 $32,791        $40,508  $188,071    $157,108
 Portfolio turnover(d)                                   99%           104%      127%        157%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                            Fifth Third Quality Bond Fund
                                            Investment A Shares

                                     Six Months
                                        Ended                      Year ended July 31,
                                    Jan. 31, 2000      -------------------------------------------
                                     (Unaudited)        1999     1998     1997     1996     1995
Per Share Data                      -------------      ------  --------  -------  -------  -------
Net Asset Value, Beginning of
 Period                                $  9.52         $ 9.96  $   9.85  $  9.52  $  9.72  $  9.55
---------------------------------------------------------------------------------------------------
Investment Operations
 Net investment income/(loss)             0.27           0.65      0.54     0.55     0.56     0.64
 Net realized and unrealized
  gains/(losses) from investments        (0.25)         (0.51)     0.12     0.32    (0.19)    0.17
---------------------------------------------------------------------------------------------------
 Total from Investment Operations         0.02           0.14      0.66     0.87     0.37     0.81
---------------------------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                   (0.27)         (0.47)    (0.55)   (0.54)   (0.57)   (0.64)
 In excess of net investment
  income                                    --            --        --       --       --       --
 Net realized gains                         --          (0.11)      --       --       --       --
---------------------------------------------------------------------------------------------------
 Total Distributions                     (0.27)         (0.58)    (0.55)   (0.54)   (0.57)   (0.64)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $  9.27         $ 9.52  $   9.96  $  9.85  $  9.52  $  9.72
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                                  0.15%(a)       1.26%     6.91%    9.43%    3.86%    8.89%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                 1.00%(b)       0.92%     0.75%    0.75%    0.75%    0.75%
 Net investment income/(loss)             5.60%(b)       4.85%     5.50%    5.71%    5.80%    6.72%
 Expense waiver/reimbursement(c)          0.08%(b)       0.17%     0.45%    0.41%    0.06%    0.09%
---------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                               $ 9,698         $9,826  $107,794  $91,789  $83,422  $55,767
 Portfolio turnover(d)                     186%           349%      279%     181%     117%     138%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                     Fifth Third U.S. Government Securities Fund
                                     Investment A Shares

                                    Six Months
                                       Ended                  Year Ended July 31,
                                   Jan. 31, 2000     ------------------------------------------
                                    (Unaudited)       1999    1998     1997     1996     1995
Per Share Data                     -------------     ------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period                               $  9.64        $ 9.82  $  9.75  $  9.55  $  9.77  $  9.64
------------------------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)            0.23          0.55     0.52     0.54     0.55     0.58
 Net realized and unrealized
  gains/(losses) from investments       (0.20)        (0.26)    0.07     0.19    (0.20)    0.13
------------------------------------------------------------------------------------------------
 Total from Investment Operations        0.03          0.29     0.59     0.73     0.35     0.71
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                  (0.23)        (0.47)   (0.52)   (0.53)   (0.57)   (0.58)
------------------------------------------------------------------------------------------------
 Total Distributions                    (0.23)        (0.47)   (0.52)   (0.53)   (0.57)   (0.58)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  9.44        $ 9.64  $  9.82  $  9.75  $  9.55  $  9.77
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                                 0.31%(a)      2.89%    6.17%    7.83%    3.63%    7.66%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Ratios to Average Net Assets:
 Expenses                                1.00%(b)      0.95%    0.75%    0.75%    0.75%    0.75%
 Net investment income/(loss)            4.74%(b)      4.62%    5.30%    5.56%    5.67%    5.98%
 Expense waiver/reimbursement(c)         0.18%(b)      0.33%    0.53%    0.50%    0.29%    0.39%
------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)   $ 3,283        $5,192  $41,550  $42,414  $30,754  $25,054
 Portfolio turnover(d)                     32%           93%     155%     169%     103%     115%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

(a)  Not annualized.

(b)  Annualized.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                                 Fifth Third Municipal Bond Fund
                                                 Investment A Shares

                                                 Six Months
                                                    Ended       Year ended July 31,   Period ended
                                                Jan. 31, 2000   -------------------    July 31,
                                                 (Unaudited)     1999       1998        1997*
Per Share Data                                   --------------------------------------------------
Net Asset Value, Beginning of Period            $ 11.79         $ 12.24    $  12.33    $  12.00
---------------------------------------------------------------------------------------------------
Income from Investment Operations
 Net investment income/(loss)                      0.22            0.45        0.50        0.28
 Net realized and unrealized
  gains/(losses) from investments                 (0.49)          (0.25)       0.01        0.32
---------------------------------------------------------------------------------------------------
 Total from Investment Operations                 (0.27)           0.20        0.51        0.60
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                            (0.22)          (0.44)      (0.51)      (0.27)
 In excess of net investment income/(loss)           --              --          --          --
 Net realized gains                               (0.11)          (0.21)      (0.09)         --
---------------------------------------------------------------------------------------------------
 Total Distributions                              (0.33)          (0.65)      (0.60)      (0.27)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 11.19         $ 11.79    $  12.24    $  12.33
---------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)              (2.35%)(a)       1.56%       4.28%      5.04%(a)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                          1.00%(b)        0.81%       0.76%      0.81%(b)
 Net investment income/(loss)                      3.79%(b)        3.99%       4.09%      4.44%(b)
 Expense waiver/reimbursement(c)                   0.10%(b)        0.31%       0.45%      0.42%(b)
-------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)             $   153          $  386    $117,333   $101,616
 Portfolio turnover(d)                               49%            110%        121%        63%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.

(a)  Not annualized

(b)  Annualized

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights
                                             Fifth Third Ohio Tax Free Bond Fund
                                             Investment A Shares


                                      Six Months
                                         Ended                    Year Ended July 31,
                                     Jan. 31, 2000    -------------------------------------------------
                                      (Unaudited)      1999       1998       1997      1996      1995
Per Share Data                        -----------     -------   --------   --------   -------   -------
Net Asset Value, Beginning of
 Period                               $ 10.02         $ 10.29   $  10.31   $  10.01   $  9.99   $  9.75
--------------------------------------------------------------------------------------------------------
Income from Investment
 Operations
 Net investment income                   0.19            0.46       0.42       0.43      0.40      0.42
 Net realized and unrealized
  gains/(losses) from
  investments                           (0.39)          (0.29)      0.02       0.30      0.03      0.24
--------------------------------------------------------------------------------------------------------
 Total from Investment
  Operations                            (0.20)           0.17       0.44       0.73      0.43      0.66
--------------------------------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                  (0.19)          (0.38)     (0.42)   (0.43)   (0.41)    (0.42)
 In excess of net investment
  income                                   --              --         --       --       --        --
 Net realized gains                     (0.02)          (0.06)     (0.04)      --       --        --
--------------------------------------------------------------------------------------------------------
 Total Distributions                    (0.21)          (0.44)     (0.46)   (0.43)   (0.41)    (0.42)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  9.61         $ 10.02   $  10.29   $  10.31   $ 10.01   $  9.99
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                                (2.08%)(a)       1.63%      4.38%      7.49%     4.33%     7.02%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                1.02%(b)        1.00 %     0.74 %     0.75 %    0.74%     0.35%
 Net investment income/(loss)            3.79%(b)        3.68 %     4.09 %     4.27 %    4.01%     4.36%
 Expense waiver/reimbursement(c)         0.04%(b)        0.21 %     0.43 %     0.37 %    0.32%     0.77%
--------------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                              $18,027         $22,008   $188,966   $168,800   $35,463   $28,315
 Portfolio turnover(d)                     21%             47%       42%         49%       30%       27%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

(a)  Not annualized.
(b)  Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Addresses

Fifth Third Quality Growth Fund                        Fifth Third Funds
Fifth Third Equity Income Fund                         c/o Fifth Third Bank
Fifth Third Cardinal Fund                              38 Fountain Square Plaza
Fifth Third Pinnacle Fund                              Cincinnati, Ohio 45263
Fifth Third Balanced Fund
Fifth Third Mid Cap Fund
Fifth Third International Equity Fund
Fifth Third Technology Fund
Fifth Third Bond Fund For Income
Fifth Third Quality Bond Fund
Fifth Third U.S. Government Securities Fund
Fifth Third Municipal Bond Fund
Fifth Third Ohio Tax Free Bond Fund

Investment Advisor                                     Fifth Third Bank
                                                       38 Fountain Square Plaza
                                                       Cincinnati, Ohio 45263

Investment Advisor (Pinnacle Fund only)                Heartland Capital Management Inc.
                                                       251 North Illinois Street, Suite 300
                                                       Indianapolis, Indiana 46204

Sub-Advisor (International Equity Fund only)           Morgan Stanley Asset Management Inc.
                                                       1221 Avenue of the Americas
                                                       New York, New York 10020

Custodian, Transfer Agent, Dividend                    Fifth Third Bank
Disbursing Agent, and Sub-Administrator                38 Fountain Square Plaza
                                                       Cincinnati, Ohio 45263

Distributor, Administrator and Sub-Transfer            BISYS Fund Services Limited Partnership
Agent                                                  3435 Stelzer Road
                                                       Columbus, Ohio 43219

Independent Auditors                                   Arthur Andersen LLP
                                                       425 Walnut Street
                                                       Cincinnati, Ohio 45202

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information on the Funds' investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                          Telephone: 1-888-799-5353
                         Internet: http://www.53.com*

              *The Funds' website is not part of this prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090 or by electronic request, by emailing the SEC at the following address:
          publicinfo@sec.gov.
     .    At no charge from the Commission's Website at http://www.sec.gov.



                          [LOGO OF FIFTH THIRD FUNDS]



Investment Company Act file no. 811-5669

[LOGO OF FIFTH THIRD FUNDS] Fifth Third Funds


                                                               [picture]





                                                         Prime Money Market Fund

Fifth Third Funds
Money Market Mutual Funds



Investment B Shares


                       Working hard to build your wealth!



Prospectus

August 1, 2000


The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds                                              Table of Contents


Objectives, Strategies and Risks..............................................
       Overview............................................................... 3
       Fifth Third Prime Money Market Fund.................................... 4
Shareholder Fees and Fund Expenses............................................
       Fee Table.............................................................. 6
       Expense Example........................................................ 7
Additional Information About the Fund's Investments........................... 8
Fund Management...............................................................
       Investment Advisor.....................................................10
       Fund Administration....................................................10
Shareholder Information.......................................................
       Purchasing and Selling Fund Shares.....................................11
       Purchasing and Adding to Your Shares...................................11
       Selling Your Shares....................................................13
       Exchanging Your Shares.................................................14
       Distribution Arrangements/Sales Charges................................15
       Dividends and Capital Gains............................................17
       Taxation...............................................................17
Financial Highlights..........................................................18
Back Cover....................................................................
       Where to learn more about Fifth Third Funds............................

Objectives, Strategies And Risks


Overview

This section provides important information about Fifth Third Prime Money Market Fund (the "Fund"), a separate series of Fifth Third Funds (the "Trust"), including:

 .    the investment objective

 .    principal investment strategies

 .    principal risks, and

 .    volatility and performance information

The Fund is managed by Fifth Third Bank.

Fifth Third Prime Money Market Fund


Fundamental Objective               Current income consistent with stability of
                                    principal.

Principal Investment Strategies     The Fund manages its portfolio subject to
                                    strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality.

                                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.


Principal Investment Risks          The Fund's principal risks are those risks
                                    that could affect the overall yield of the
---------------------------------   Fund and thus, the return on your
An investment in the Fund is not    investment. They include factors that cause
a deposit of Fifth Third Bank or    short-term interest rates to decline, such
any other bank and is not insured   as a weak economy, strong equity markets and
or guaranteed by the FDIC or any    changes by the Federal Reserve in its
other government agency. Although   monetary policies. The Fund's ability to
the Fund seeks to preserve the      meet redemption obligations could be
value of your investment at $1.00   burdened by its investments in securities
per share, it is possible to lose   restricted as to resale. Restricted
money by investing in this Fund.    securities generally trade among
---------------------------------   institutions in markets that are not as
                                    developed or that do not function as
                                    efficiently as more established markets.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                     [CHART]

      Year-by-Year Total Returns as of 12/31 For Investment A shares(1)

                          1993                     2.69%
                          1994                     3.83%
                          1995                     5.60%
                          1996                     5.04%
                          1997                     5.21%
                          1998                     5.05%
                          1999                     4.53%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

          Best quarter:                               Q2 1995           1.41%
          Worst quarter:                              Q3 1992           0.00%
          Year to Date Return (1/1/00 to 3/31/00):                      1.27%


     Average Annual Total Returns (for the periods ended December 31, 1999)

                             Inception Date      Past Year        Past 5 Years     Past 10 Years    Since Inception
Investment A shares(1)          8/11/92            4.53%              5.09%             N/A              4.47%


To obtain current yield information, call 1-888-799-5353.

-------------------

(1) Return information is for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A and Investment B shares, however, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

Shareholder Fees and Fund Expenses

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Investment B shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 1999.

Shareholder Fees
(as a percentage of the lesser
of offering price or redemption    Prime Money
price)                             Market Fund

Maximum Sales Charge (Load)
   Imposed on Purchases                None
Maximum Sales Charge (Load)
   Imposed on Reinvested
   Dividends                           None
Maximum Deferred Sales Charge
   (Load)(1)                          5.00%

Annual Fund Operating Expenses
(as a percentage of average net
assets)

Management fees                       0.40%
Distribution/Service (12b-1)          1.00%
fees(2)
Other expenses                        0.23%
Total Annual Fund Operating
   Expenses                           1.63%
Fee Waivers(3)                        0.13%

Net Total Annual Operating Expenses   1.50%


------------------

(1) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.

(2) Certain service organizations may receive fees from the Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by shareholders with whom the service organization has a servicing relationship.

(3) Fifth Third Bank and/or BISYS have contractually agreed to waive fees and/or reimburse expenses through November 30, 2000.

Expense Example

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of your share of Fund fees and expenses, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, redemption at the end of each period, and the Fund's operating expenses remain the same. Because these examples are hypothetical and for comparison only, actual amounts may be different.

Fifth Third Prime Money Market Fund                  1 Year           3 Years           5 Years         10 Years
Investment B shares
       Assuming redemption                             $666            $814              $1,087          $1,732
       Assuming no redemption                          $166            $514              $  887          $1,732

Additional Information About the Fund's Investments


The primary investments and investment strategies of the Fund are described above. Below are descriptions of some additional investments and strategies of the Fund, some of their risks as well as other risks of investing in the Fund. A list of the Fund's investments is included in the Fund's most recent annual or semi-annual report to shareholders. The Fund may be invested in any or all of these investments, or use any or all of these strategies, at any one time, and the Fund generally may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving the Fund's investment strategy depends on Fifth Third Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

Foreign Investments                 Foreign bonds and instruments of foreign
                                    banks generally have more risk than their domestic counterparts, in part because of higher political and economic risks and the general lack of reliable information. All foreign securities purchased by the Fund are denominated in U.S. dollars.

Securities Ratings                  When securities are rated by one or more
                                    independent rating agencies, the Fund uses these ratings to determine credit quality.
                                    In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

Repurchase Agreements               The Fund may enter into repurchase
                                    agreements. A repurchase agreement is an agreement in which the Fund buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place. The risks of investing in repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Fund intends to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities Lending                  The Fund may seek additional income or fees
                                    by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Restricted and Illiquid             Any securities that are thinly traded or
Securities                          whose resale is restricted can be difficult
                                    to sell at a desired time and price. Some of those securities are new and complex, and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund's ability to raise cash in order to meet redemptions.
                                    Also, because there may not be an
                                    established market price for these
                                    securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Derivatives                         Derivatives are financial instruments whose
                                    value derives from one or more securities.
                                    Certain instruments that are "first" or
                                    "second tier" securities also may be
                                    derivatives, such as short-term,
                                    high-quality asset-backed securities. The
                                    Fund uses derivatives to invest for
                                    potential income, and may purchase them to the extent it can purchase any other type of "first" or "second tier" security. The values of some derivatives are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.


When-Issued                         Securities The Fund may invest in securities
                                    prior to their date of issue. These
                                    securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Fund Management

Investment Advisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and generally is responsible for the daily management of the Fund. Fifth Third Bank is a subsidiary of Fifth Third Bancorp.

As of March 31, 2000, Fifth Third Bank had approximately $22 billion of assets under management, including approximately $5.2 billion of assets of Fifth Third Funds.

The annual management fee paid by the Fund for the fiscal year ended July 31, 1999 was as follows:

                                         As a percentage of average net assets

Fifth Third Prime Money Market Fund                    0.38%

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Fund. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

                    Maximum                     Average Aggregate Daily
               Administrative Fee               Net Assets of the Trust

                     0.20%                      of the first $1 billion
                     0.18%                      of the next  $1 billion
                     0.17%                      in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, including providing certain administrative personnel and services necessary to operate the Fund. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.035% of the average aggregate daily net assets of the Fund.

                             Shareholder Information


Purchasing and Selling Fund Shares

Pricing Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third Prime Money Market Fund calculates its NAV at 1:00 p.m. Cincinnati time. The Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Fund will be closed on those days that Fifth Third Bank is closed, including: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund or its transfer agent. All orders must be received by the Fund or its transfer agent by 1:00 p.m. (Cincinnati time) in order to receive that day's NAV.

You may purchase Investment B shares through Fifth Third Securities, Inc. as well as financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase Investment B shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund will be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will receive the dividend declared for that day.

Minimum Investments                 The minimum initial investment in Investment
                                    B shares of the Fund offered by this
                                    Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The maximum investment is $500,000 for total purchases of Investment B shares of the Fund offered by this Prospectus.

Purchase Terms                      All purchases must be in U.S. dollars. A fee
                                    may be charged for any checks that do not clear. Third-party checks are not accepted.

                                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                                    The Fund may reject a purchase order for any reason.

Systematic Investment Program

You may make monthly systematic investments in Investment B shares of the Fund from your bank account. There is no minimum amount required for initial amounts into the Fund. You may elect to make systematic investments on the 1st or 15th of each month, or both. If the 1st or 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the previous day the Fund is open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. In determining the sale price, the Fund will use the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative, less any applicable contingent deferred sales load. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment B shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend declared for that day.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of dramatic economic or market change, you can send to the Fund your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Exchanging Your Shares

You may exchange your Fund shares for Investment B shares of any other Fifth Third Fund that offers Investment B shares. No transaction fees are charged for exchanges. Be sure to read the prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

Automatic Exchanges

To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

Notes on exchanges

To prevent disruption in the management of the Fund, market timing strategies and frequent exchange activity may be limited by the Fund. Although not anticipated, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held in the same account names, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

Distribution                        This section describes the sales charges and
Arrangements/Sales Charges          fees you will pay as an investor in
                                    Investment B shares and what you would pay upon conversion into Investment A shares after 8 years.




                                       Investment A          Investment B

Sale Charge (Load)                  None                    A contingent
                                                            deferred sales
                                                            charge (CDSC) will
                                                            be imposed on shares
                                                            redeemed within 6
                                                            years after
                                                            purchase;


Distribution/Service (12b-1) Fee    Subject to annual       Subject to annual
                                    distribution and        distribution and to
                                    shareholder             1.00% of the Fund's
                                    servicing fees of up    assets.
                                    to 0.25% of the
                                    Fund's assets.



Conversion                          None                    Converts to
                                                            Investment A shares
                                                            after 8 years.

Calculation of Sales Charges        Investment B shares are offered at NAV,
                                    without any up-front sales charge.
                                    Therefore, all of the money that you invest in the Fund is used to purchase Fund shares.
                                    If you sell your Investment B shares before the end of the 6th year after purchase, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC, such as shares purchased with reinvested dividends and distributions, will be redeemed first, followed by shares subject to the lowest
                                    CDSC.

                                    Investment B shares are subject to the
                                    following CDSC schedule:


                                    Year of Redemption      % of NAV at time of
                                    After Purchase          purchase (or sale,
                                                            if lower) deducted
                                                            from proceeds
                                    During the first year            5%
                                    During the second year           4%
                                    During the third or
                                    fourth years                     3%
                                    During the fifth year            2%
                                    During the sixth year            1%
                                    During the seventh or
                                    eighth years                     0%

Sales Charge Waivers                The CDSC will be waived under certain
                                    circumstances, including the following:

                                    . Minimum required distributions from an IRA
                                      or other qualifying retirement plan to a shareholder who has attained age 70

                                    . Redemptions from accounts following the
                                      death or disability of the shareholder

                                    . Investors who purchased through a
                                      participant directed defined benefit plan

                                    . Returns of excess contributions to certain
                                      retirement plans

                                    . Distributions of less than 12% of the
                                      annual account value under the Systematic
                                      Withdrawal Plan

                                    . Shares issued in a plan of reorganization
                                      sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation


Distribution/Service                (12b-1) Fees 12b-1 fees compensate the
                                    Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                                    12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.

                                    Investment B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

                                    Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Investment A          Investment B shares convert automatically to
Shares                              Investment A shares eight years after
                                    purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets of the Fund's assets.

Dealers Incentives                  The Distributor of Fund shares, in its
                                    discretion, may pay all dealers selling
                                    Investment B shares all or a portion of the sales charges it normally receives.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.

Taxation

Federal Income Tax

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This requirement applies whether dividends and other distributions are received in cash or as additional shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights

Prior to the date of this prospectus, Investment B shares have not been offered. Below is certain financial information concerning Investment A shares another class of the Fund. Investment A and Investment B shares, would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ to the extent that the classes do not have the same expenses. The annual returns also would differ to the extent that different sales charges would apply.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). With respect to financial highlights for periods through July 31, 1999, the information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the period ended January 31, 2000 has not been audited.

            Financial Highlights

                                             Fifth Third Prime Money Market Fund
                                             Investment A Shares

                                     Six Months
                                        Ended
                                   Jan. 31, 2000              Year Ended July 31,
                                                    --------------------------------------------
                                     (Unaudited)      1999      1998      1997      1996      1995
Per Share Data                       -----------    --------  --------  --------  --------  --------
Net asset value, beginning
 of period                            $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------
Income from investment
 operations
 Net investment income                    0.02          0.04      0.05      0.05      0.05      0.05
-----------------------------------------------------------------------------------------------------
 Total from investment
  operations                              0.02          0.04      0.05      0.05      0.05      0.05
-----------------------------------------------------------------------------------------------------
Less distributions
 Distributions to
  shareholders from net
  investment income                      (0.02)        (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
-----------------------------------------------------------------------------------------------------
 Total distributions                     (0.02)        (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Net asset value, end of
 period                               $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total return                              2.43% (a)     4.53%     5.25%     5.11%     5.20%     5.25%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
 Expenses                                 0.77%(b)      0.75%     0.52%     0.52%     0.49%     0.49%
 Net investment income                    4.81%(b)      4.39%     5.13%     4.99%     5.06%     5.12%
 Expense
  waiver/reimbursement(c)                 0.10%(b)      0.13%     0.47%     0.44%     0.40%     0.44%
Supplemental data
-----------------------------------------------------------------------------------------------------
 Net assets, end of period
  (000s)                              $115,042      $ 75,024  $ 36,552  $ 33,438  $ 19,341  $ 10,169
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Addresses

Fifth Third Prime Money Market Fund      Fifth Third Funds
                                         c/o Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263



Investment Advisor                       Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263


Custodian, Transfer Agent, Dividend      Fifth Third Bank
Disbursing Agent, and Sub-Administrator  38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263


Distributor, Administrator and           BISYS Fund Services Limited Partnership
Sub-Transfer Agent                       3435 Stelzer Road
                                         Columbus, Ohio 43219


Independent Auditors                     Arthur Andersen LLP
                                         425 Walnut Street
                                         Cincinnati, Ohio 45202

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):

The Fund's Annual and Semi-Annual Reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get a free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Fund at:

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                            Telephone: 1-888-799-5353
                          Internet: http://www.53.com*

               *The Fund's website is not part of this prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

    . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090 or by electronic request, by emailing the SEC at the following address:
        publicinfo@sec.gov

    .   At no charge from the Commission's Website at http://www.sec.gov.




                           [LOGO OF FIFTH THIRD FUNDS]


Investment Company Act file no. 811-5669

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                  Combined Statement of Additional Information
                                 August 1, 2000

     This Combined Statement of Additional Information (the "SAI") relates to the following portfolios (the "Funds") of Fifth Third Funds (the "Trust"):

 .   Fifth Third Quality Growth Fund
 .   Fifth Third Cardinal Fund
 .   Fifth Third Pinnacle Fund
 .   Fifth Third Equity Income Fund
 .   Fifth Third Balanced Fund
 .   Fifth Third Mid Cap Fund
 .   Fifth Third International Equity Fund
 .   Fifth Third Technology Fund
 .   Fifth Third Bond Fund For Income
 .   Fifth Third Quality Bond Fund
 .   Fifth Third U.S. Government Securities Fund
 .   Fifth Third Municipal Bond Fund
 .   Fifth Third Ohio Tax Free Bond Fund
 .   Fifth Third Government Money Market Fund
 .   Fifth Third Ohio Tax Exempt Money Market Fund
 .   Fifth Third Prime Money Market Fund
 .   Fifth Third Tax Exempt Money Market Fund
 .   Fifth Third U.S. Treasury Money Market Fund

     This SAI should be read with the Prospectuses of the Funds.

This SAI relates to the following prospectuses:

 .  Dated November 30, 1999 for Fifth Third Quality Growth Fund, Fifth Third
   Equity Income Fund, Fifth Third Cardinal Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund, Fifth Third Mid Cap Fund, Fifth Third International Equity Fund, Fifth Third Bond Fund For Income, Fifth Third Quality Bond Fund, Fifth Third U.S. Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund with respect to Investment A, Investment C, and Institutional Shares.

 .  Dated November 30, 1999 for Fifth Third Government Money Marked Fund, Fifth
   Third Prime Money Market Fund and Fifth Third Tax Exempt Money Market Fund with respect to Investment A Shares and Fifth Third Government Money Market Fund, Fifth Third Prime Money Market Fund, Fifth Third Tax Exempt Money Market Fund, and U.S. Treasury Money Market Fund with respect to Institutional Shares.

 .  Dated June 1, 2000 for Fifth Third Technology Fund with respect to Investment
   A, Investment C, and Institutional Shares.

 .  Dated August 1, 2000 for Fifth Third Prime Money Market Fund, Fifth Third
   Quality Growth Fund, Fifth Third Equity Income Fund, Fifth Third Cardinal Fund, Fifth Third Pinnacle Fund, Fifth Third Balanced Fund, Fifth Third Mid Cap Fund, Fifth Third International Equity Fund, Fifth Third Technology Fund, Fifth Third Bond Fund For Income, Fifth Third Quality Bond Fund, Fifth Third U.S. Government Securities Fund, Fifth Third Municipal Bond Fund and Fifth Third Ohio Tax Free Bond Fund with respect to Investment B Shares.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(888) 799-5353. This SAI is not a prospectus.

                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                Table of Contents
                                -----------------

                                                                                               Page
                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST...............................................................1
INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS....................................................3
   Investment Objectives..........................................................................3
   Investment Limitations.........................................................................3
   Fundamental Limitations........................................................................3
   Non-fundamental Limitations....................................................................5
   Fundamental Limitations........................................................................7
   Non-Fundamental Limitations....................................................................9
   All Funds except Stock and Bond Funds..........................................................9
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES........................11
   Types of Investments..........................................................................11
   Portfolio Turnover............................................................................23
   Investment Risks (Ohio Tax Free Fund and Ohio Money Market Fund...............................23
   Special Restriction on Fifth Third Government Money Market Fund...............................24
   Special Restriction on Fifth Third U.S. Treasury Money Market Fund............................24
FIFTH THIRD FUNDS MANAGEMENT.....................................................................24
   Officers and Trustees.........................................................................24
   Trust Ownership...............................................................................25
   Trustee Liability.............................................................................31
   Codes of Ethics...............................................................................31
INVESTMENT ADVISORY SERVICES.....................................................................32
   Investment Advisors to the Trust..............................................................32
   Advisory Fees.................................................................................32
   Sub-advisor...................................................................................33
   Sub-advisory Fees.............................................................................33
   Administrative Services.......................................................................33
   Custody of Fund Assets........................................................................34
   Transfer Agent and Dividend Disbursing Agent..................................................35
BROKERAGE TRANSACTIONS...........................................................................35
PURCHASING SHARES................................................................................37
   Distribution Plan and Administrative Services Agreement (Investment C Shares Only)............38
   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares...................39
   Conversion of Investment B Shares to Investment A Shares......................................39
   Conversion to Federal Funds...................................................................39
   Exchanging Securities for Fund Shares.........................................................39
   Payments to Dealers...........................................................................40
REDEEMING SHARES.................................................................................40
   Redemption in Kind............................................................................41
   Postponement of Redemptions...................................................................41
DETERMINING NET ASSET VALUE......................................................................41
   Determining Market Value of Securities........................................................41
   Valuing Municipal Bonds.......................................................................42
   Use of Amortized Cost.........................................................................42
   Monitoring Procedures.........................................................................42
   Investment Restrictions.......................................................................43
   Trading in Foreign Securities.................................................................43
TAX STATUS.......................................................................................44
   The Funds' Tax Status.........................................................................44
   Shareholders' Tax Status......................................................................44
   Capital Gains.................................................................................44
   State and Local Taxes.........................................................................45
   Foreign Taxes.................................................................................45

PERFORMANCE INFORMATION..........................................................................46
   Total Return..................................................................................46
   Tax-Equivalent Yield..........................................................................48
   Tax Equivalency Table.........................................................................48
PERFORMANCE COMPARISONS..........................................................................49
FINANCIAL STATEMENTS.............................................................................52
APPENDIX.........................................................................................53

                       GENERAL INFORMATION ABOUT THE TRUST

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

     The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

------------------------------------------------------------------------------------------------------------------
                    Funds                                                   Classes
------------------------------------------------------------------------------------------------------------------
                                                Investment A     Investment B    Investment C   Institutional
------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund ("Quality             X               X                X                X
Growth Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Equity Income Fund ("Equity               X               X                X                X
Income Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Cardinal Fund ("Cardinal Fund")           X               X*               X                X
------------------------------------------------------------------------------------------------------------------
Fifth Third Pinnacle Fund ("Pinnacle Fund")           X               X                X                X
------------------------------------------------------------------------------------------------------------------
Fifth Third Balanced Fund ("Balanced Fund")           X               X                X                X
------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Fund ("Mid Cap Fund")             X               X                X                X
------------------------------------------------------------------------------------------------------------------
Fifth Third International Equity Fund                 X               X                X                X
("International Equity Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Bond Fund For Income ("Bond Fund          X               X*               X                X
Income")
------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Bond Fund ("Quality Bond          X               X                X                X
Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Government Securities Fund           X               X*               X                X
("Government Securities Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Municipal Bond Fund ("Municipal           X               X*               X                X
Bond Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Tax Free Bond Fund ("Ohio            X               X                X                X
Tax Free Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Technology Fund ("Technology              X               X                X                X
Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Ohio Tax Exempt Money Market Fund         X                                                 X
("Ohio Money Market Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Government Money Market Fund              X                                                 X
("Government Money Market Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Prime Money Market Fund ("Prime           X               X                                 X
Money Market Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund              X                                                 X
("Tax Exempt Fund")
------------------------------------------------------------------------------------------------------------------
Fifth Third U.S. Treasury Money Market Fund                                                             X
("U.S. Treasury Money Market Fund")
------------------------------------------------------------------------------------------------------------------

     *These shares are currently not available to the public.

     Each Fund, is an "open-end" management investment company, and other than the Ohio Tax-Free Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Tax-Free Fund, may, with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer.

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Bank (the "Advisor"), except Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Asset Management, Inc. serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. serves as investment sub-advisor to the Ohio Money Market Fund (collectively, the "Sub-advisors").

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

Investment Objectives

     Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations

Fundamental Limitations

Stock and Bond Funds

     Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

     Issuing Senior Securities and Borrowing Money. None of the Funds described
     ---------------------------------------------
herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) may enter into futures contracts, as applicable.

     The Funds described herein will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds described herein will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds described herein intend to borrow money.

     Selling Short and Buying on Margin. None of the Funds described herein will
     ----------------------------------
sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund described herein (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Pledging Assets. The Funds described herein will not mortgage, pledge, or
     ---------------
hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

     Lending Cash or Securities. The Funds described herein will not lend any of
     --------------------------
their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

     Investing in Commodities. None of the Funds described herein will purchase
     ------------------------
or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds described herein (with the exception of Ohio Tax Free Fund, Government Securities Fund, Municipal Bond Fund and Pinnacle Fund) may engage in transactions involving futures contracts or options on futures contracts.

     Investing in Real Estate. None of the Funds described herein will purchase
     ------------------------
or sell real estate, including limited partnership interests, although each of these Funds (with the exception of Government Securities Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or (with the exception of the Pinnacle Fund) in securities which are secured by real estate or interests in real estate.

     Diversification of Investments. With respect to 75% of the value of their
     ------------------------------
respective total assets, none of the Funds described herein (with the exception of Ohio Tax Free Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds described herein will acquire more than 10% of the outstanding voting securities of any one issuer.

     Dealing in Puts and Calls. The Pinnacle Fund, Municipal Bond Fund and Ohio
     -------------------------
Tax Free Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     Concentration of Investments. The Quality Growth Fund, Cardinal Fund,
     ----------------------------
Pinnacle Fund, Balanced Fund, Mid Cap Fund, Technology Fund and International Equity Fund will not invest 25% or more of the values of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

     Neither the Ohio Tax Free Fund or the Municipal Bond Fund will purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, their Funds described herein may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

     Underwriting. None of the Funds described herein will underwrite any issue
     ------------
of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Non-Fundamental Limitations

Stock and Bond Funds

     Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

     Investing in Restricted Securities. The Funds described herein will not
     ----------------------------------
invest more than 10% of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

     Investing in Illiquid Securities. The Funds described herein will not
     --------------------------------
invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

     Investing in Securities of Other Investment Companies. The Funds described
     -----------------------------------------------------
herein will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds described herein will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

     Investing in New Issuers. None of the Quality Growth Fund, Cardinal Fund,
     ------------------------
Pinnacle Fund, Balanced Fund, Mid Cap Fund, International Equity Fund, Quality Bond Fund, Technology Fund or Government Securities Fund will invest more than 5% of the value of its respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

     Neither the Ohio Tax Free Fund or the Municipal Bond Fund will invest more that 5% of the value of its respective total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

     Investing in Issuers Whose Securities are Owned by Officers and Trustees of
     ---------------------------------------------------------------------------
the Trust. None of the Funds described herein will purchase or retain the
---------
securities of any issuer if the officers and Trustees of the Trust, Fifth Third Bank or (in the case of the Pinnacle Fund) Heartland, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

     Investing in Minerals. None of the Funds described herein Fund will
     ---------------------
purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

     Arbitrage Transactions. None of the Funds described herein will enter into
     ----------------------
transactions for the purpose of engaging in arbitrage.

     Purchasing Securities to Exercise Control. None of the Funds described
     -----------------------------------------
herein will purchase securities of a company for the purpose of exercising control or management.

     Investing in Warrants. None of the Quality Growth Fund, Equity Income Fund,
     ---------------------
Cardinal Fund, Balanced Fund, Mid Cap Fund, or International Equity Fund may invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

     Investing in Put Options. The International Equity Fund will not purchase
     ------------------------
put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Writing Covered Call Options. The International Equity Fund will not write
     ----------------------------
call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     The Ohio Tax Free Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

Fundamental Limitations

Money Market Funds

     Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares.

     Selling Short and Buying on Margin. None of the Funds described herein will
     ----------------------------------
sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

     Issuing Senior Securities and Borrowing Money. None of the Funds described
     ---------------------------------------------
herein will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets (except for the Government Money Market Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds described herein considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

     Neither the Government Money Market Fund, Ohio Money Market Fund nor the Tax Exempt Money Market Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The U.S. Treasury Money Market Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. None of the Funds described herein has any present intention to borrow money.

     Pledging Securities or Assets. The Prime Money Market Fund will not pledge
     -----------------------------
securities. None of the Government Money Market Fund, Tax Exempt Money Market Fund, Ohio Money Market Fund or U.S. Treasury Money Market Fund will mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

     Investing in Commodities, Commodity Contracts, or Real Estate. Prime Money
     -------------------------------------------------------------
Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Tax Exempt Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Underwriting. The Prime Money Market Fund will not engage in underwriting
     ------------
of securities issued by others. The Tax Exempt Money Market Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of

1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     Lending Cash or Securities. None of the Funds described herein will lend
     --------------------------
any of its assets, except that the Government Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, the Prime Money Market Fund may purchase or hold money market instruments, including repurchase agreements and variable rate demand notes, permitted by its investment objective and policies, the Tax Exempt Money Market Fund may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations, and the U.S. Treasury Money Market Fund may purchase or hold U.S. Treasury obligations, including repurchase agreements permitted by its investment objective and policies.

     Acquiring Voting Securities. The Prime Money Market Fund will not acquire
     ---------------------------
the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

     The Tax Exempt Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

     Diversification of Investments. With respect to 75% of the value of its
     ------------------------------
total assets, the Prime Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent.

     The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.

     With respect to 75% of the value of its total assets, the Tax Except Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

     Concentration of Investments. The Prime Money Market Fund will not invest
     ----------------------------
more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

     The Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.

     Dealing in Puts and Calls. The Tax Exempt Money Market Fund will not buy or
     -------------------------
sell puts, calls, straddles, spreads, or any combination of these.

     Investing in Securities of Other Investment Companies. Each of the Prime
     -----------------------------------------------------
Money Market Fund and the U.S. Treasury Money Market Fund acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

     It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

Non-Fundamental Limitations

Money Market Funds

     Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

     Investing in Securities of Other Investment Companies. Each of the
     -----------------------------------------------------
Government Money Market Fund, the Tax Exempt Money Market Fund and Ohio Money Market Fund can acquire up to 3% of the total outstanding securities of other investment companies. Each of these Funds will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. Each of these Funds will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is on limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.

     It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a Fund in such shares would be subject to such customary expenses.

     Investing in Illiquid Securities. None of the Funds described herein will
     --------------------------------
invest more than 10% of the value of its net assets in illiquid securities.

     Investing in Restricted Securities. Neither the Prime Money Market nor the
     ----------------------------------
Tax Exempt Money Market Fund will invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.

     Investing in New Issuers. The Prime Money Market Fund will not invest more
     ------------------------
than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

     The Tax Exempt Money Market Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

     Investing in Minerals. Neither the Prime Money Market nor the Tax Exempt
     ---------------------
Money Market Fund will purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.

     Investing in Issuers Whose Securities are Owned by Officers and Trustees of
     ---------------------------------------------------------------------------
the Trust. The Tax Exempt Money Market Fund will not purchase or retain the
---------
securities of any issuer if the officers and Trustees of the Trust or its investment advisor, owning individually more than one half of one percent of the issuer's securities, together own more than five percent of the issuer's securities.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     For the purposes of its policies and limitations, each of the Funds described herein considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

    ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

Types of Investments

     Bank Instruments. The Prime Money Market Fund, the Tax Exempt Money Market
     ----------------
Fund, the Ohio Money Market Fund, the Quality Bond Fund, the Quality Growth Fund, the Technology Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, the Bond Fund For Income, the Cardinal Fund, the Pinnacle Fund and the Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

     In addition to domestic bank obligations such as certificates of deposit; demand and time deposits, and bankers' acceptances, the Prime Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and
(c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

     Futures and Options Transactions. All of the Funds except the Money Market
     --------------------------------
funds may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

     As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

     The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

     Futures Contracts. The Funds except the Money Market funds, the Ohio Tax
     -----------------
Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may enter into futures contracts. A futures contract is a firm commitment by, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

     Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

     The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

     Stock Index Options. The Funds other than Fifth Third Money Market Funds,
     -------------------
the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Put Options on Financial Futures Contracts. The Funds other than Fifth
     ------------------------------------------
Third Money Market funds, the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

     Call Options on Financial Futures Contracts. The Funds other than the Fifth
     -------------------------------------------
Third Money Market funds, the Ohio Tax Free Fund, the Municipal Bond Fund and the Pinnacle Fund, may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

     The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

     Limitation on Open Futures Positions. No Fund will maintain open positions
     ------------------------------------
in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions. Unlike the purchase or sale of a
     --------------------------------
security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin, "equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

     Purchasing Put Options on Portfolio Securities. The Funds other than the
     ----------------------------------------------
Fifth Third Money Market funds, Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund, may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     Writing Covered Call Options on Portfolio Securities. The Funds other than
     ----------------------------------------------------
the Fifth Third Money Market funds, Ohio Tax Free Fund, Municipal Bond Fund and Pinnacle Fund, may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

     Over-the-Counter Options. The Funds other than the Fifth Third Money Market
     ------------------------
funds, Ohio Tax Free Fund, Municipal Bond Fund and the Pinnacle Fund, may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

     Collateralized Mortgage Obligations ("CMOs"). The U.S. Government
     --------------------------------------------
Securities Fund, the Quality Bond Fund, the Balanced Fund and the Bond Fund For Income may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

     The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

     Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Quality Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

     Convertible Securities. The Quality Growth Fund, the Technology Fund, the
     ----------------------
Mid Cap Fund, the Balanced Fund, the International Equity Fund, the Cardinal Fund, the Pinnacle Fund and the Equity Income Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

     In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     Warrants. The Quality Growth Fund, the Technology Fund, the Mid Cap Fund,
     --------
the Balanced Fund, the International Equity Fund, and the Equity Income Fund may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Municipal Securities. The Ohio Tax Free Fund and the Ohio Money Market Fund
     --------------------
may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of Municipal Securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

     Participation Interests. The Ohio Tax Free Fund, the Municipal Bond Fund,
     -----------------------
the Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     Variable Rate Municipal Securities. The Ohio Tax Free Fund, the Municipal
     ----------------------------------
Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         Municipal Leases. The Ohio Tax Free Fund, the Municipal Bond Fund, the
         ----------------
Ohio Money Market Fund and the Tax Exempt Money Market Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

     Cash. From time to time, such as when suitable securities are not
     ----
available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of a bond fund and Money Market fund, the Fund's yield.

     Foreign Currency Transactions. The International Equity Fund may engage in
     -----------------------------
foreign currency transactions.

         Currency Risks. The exchange rates between the U.S. dollar and foreign
         --------------
currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund values its assets daily in U.S. dollars, the International Equity Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The International Equity Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

     The International Equity Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

         Forward Foreign Currency Exchange Contracts. The International Equity
         -------------------------------------------
Fund may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the International Equity Fund's best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.

     The International Equity Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

         Foreign Currency Options. A foreign currency option provides the option
         ------------------------
buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the International Equity Fund would not have to exercise their put option. Likewise, if the International Equity Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the International Equity Fund would not have to exercise its call. Instead, the International Equity Fund could acquire in the spot market the amount of foreign currency needed for settlement.

         Special Risks Associated with Foreign Currency Options. Buyers and
         ------------------------------------------------------
sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

         Foreign Currency Futures Transactions. By using foreign currency
         -------------------------------------
futures contracts and options on such contracts, the International Equity Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The International Equity Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         Special Risks Associated with Foreign Currency Futures Contracts and
         --------------------------------------------------------------------
Related Options. Buyers and sellers of foreign currency futures contracts are
---------------
subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

     U.S. Government Obligations. The types of U.S. government obligations in
     ---------------------------
which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     .    the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

         Variable Rate U.S. Government Securities. Some of the short-term U.S.
         ----------------------------------------
government securities that the Money Market Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     When-Issued and Delayed Delivery Transactions. Each Fund may enter into
     ---------------------------------------------
when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

     Repurchase Agreements. Each Fund may enter into repurchase agreements. A
     ---------------------
repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

     Reverse Repurchase Agreements. Except as provided above, the Funds, other
     -----------------------------
than the Government Money Market Fund, may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     Lending of Portfolio Securities. Each Fund (other than U.S. Treasury Money
     -------------------------------
Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Restricted and Illiquid Securities. Each Fund may invest in securities
     ----------------------------------
issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

     The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

     Temporary and Defensive Investments. Each Fund (other than the Money Market
     -----------------------------------
funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Advisor, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

Portfolio Turnover

     The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market funds and Funds in existence for less than one year:

                                         Fiscal year ended    Fiscal year ended
                                           July 31, 1999        July 31, 1998
                                           -------------        -------------

     Government Securities Fund                 93%                 155%
     Quality Bond Fund                         349%                 279%
     Ohio Tax Free Fund                         47%                  42%
     Quality Growth Fund                        34%                  45%
     Mid Cap Fund                               49%                  44%
     Balanced Fund                             128%                 135%
     International Equity Fund                  42%                  39%
     Equity Income Fund                         69%                  41%
     Bond Fund For Income                      104%                 127%
     Municipal Bond Fund                       110%                 121%
     Cardinal Fund                              15%*                 15%**
     Pinnacle Fund                              51%                  38%

     -----------------

     *   reflects period October 1, 1998 through July 31, 1999.
     **  for the fiscal year ended September 30, 1998

     Portfolio turnover for the Quality Bond Fund increased during the past fiscal year from the immediately prior fiscal year because the Fund restructured its portfolio to take advantage of the competitive pricing among new issues.

Investment Risks (Ohio Tax Free Fund and Ohio Money Market Fund)

     The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

     Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

     The state ended fiscal year 1998 with a positive budgetary fund balance of approximately $953 million. Personal taxes have been cut in recent years, a result of the strong economy. As of March 1998 the Budget Stabilization Fund had a balance of $862 million, up from $828 million the end of fiscal year 1997. A March 24, 1997, Ohio Supreme Court decision requires major changes in Ohio's school funding arrangements. These changes pose significant but manageable challenges and should not threaten the overall fiscal stability of the state.

     The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. The act, established in 1979, requires the municipality to develop a financial plan to eliminate deficits and cure any defaults. These procedures have been applied to approximately twenty-four cities and villages, including the city of Cleveland; in nineteen of these communities, the fiscal situation has been resolved and the procedures terminated. This fiscal emergency legislation has been amended to include counties and townships.

     The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

     Special Restriction on Fifth Third Government Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

     Special Restriction on Fifth Third U.S. Treasury Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.


                          FIFTH THIRD FUNDS MANAGEMENT

Officers and Trustees

     Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. None of the Trustees are "interested persons" of Fifth Third Bank (the "Advisor"), Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership, as that term is defined in
Section 2(a)(19) of the 1940 Act.

     Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

     Edward Burke Carey, 394 East Town Street, Columbus, OH 43215. Birthdate:
     July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

     Lee A. Carter, 425 Walnut Street, Cincinnati, OH 45202. Birthdate: December 17, 1938. Member of the Board of Trustees, formerly President, Local Marketing Corporation (retired December 31, 1993).

     Stephen G. Mintos, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     February 5, 1954. President of the Trust, employee of BISYS Fund Services, Inc.

     Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     May 19, 1959. Vice President of the Trust, and formerly the Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

     Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     April 26, 1968. Secretary of the Trust, and employee of BISYS Fund Services, Limited Partnership.

     Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     September 16, 1970. Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

     Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     February 26, 1966. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

Trust Ownership

     As of June 30, 2000, the Officers and Trustees owned less than 1% of any class of any Fund.

         As of June 30, 2000, the following persons owned 5% or more of any class of Shares of a Fund:

Fifth Third Quality Growth Fund-Investment A Shares
---------------------------------------------------

FISERV Securities Inc.                                  7,638,983.462   97.99%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Investment C Shares
---------------------------------------------------

FISERV Securities Inc.                                    532,582.508   99.31%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Growth Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                       16,348,588.761   53.10%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        7,750,100.784   25.17%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        6,683,222.025   21.71%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Cardinal Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                  5,189,596.071   40.15%
One Commerce Square Club 53
2005 Market Street
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                     38,456.490   61.92%
Trade House Club 53
2005 Market St., 11th Floor
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                           98,341.395   62.27%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                           59,270.988   37.53%
Trust and Investment Services R
38 Fountain Square
Cincinnati, OH 45263

Fifth Third Pinnacle Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                  1,139,568.066   97.41%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Pinnacle Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                    112,468.840   98.11%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Pinnacle Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                          419,410.083   25.95%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          160,754.043    9.95%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          443,724.567   27.46%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Equity Income Fund-Investment A Shares
--------------------------------------------------

FISERV Securities Inc.                                    977,651.979   98.95%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Equity Income Fund-Investment C Shares
--------------------------------------------------

FISERV Securities Inc.                                     53,043.065   97.97%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Equity Income Fund-Institutional Shares
---------------------------------------------------

Fifth Third Bank                                        7,413,509.854   93.46%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Balanced Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                  5,570,324.084   94.13%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Balanced Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                    444,398.308   97.13%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Balanced Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                        1,479,373.190   15.22%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        3,491,615.490   35.92%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        4,749,863.625   48.86%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Mid Cap Fund-Investment A Shares
--------------------------------------------

FISERV Securities Inc.                                  1,715,256.570   92.18%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Mid Cap Fund-Investment C Shares
--------------------------------------------

FISERV Securities Inc.                                     53,958.089  100.00%
Trade House Account
2005 Market St.
Philadelphia, PA 19103

Fifth Third Mid Cap Fund-Institutional Shares
---------------------------------------------

Fifth Third Bank                                        6,333,862.216   50.77%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        3,626,340.340   29.06%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        2,516,563.672   20.17%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third International Equity Fund-Investment A Shares
---------------------------------------------------------

FISERV Securities                                         568,464.538   98.91%
Trade House Account
2005 Market Street
Philadelphia, PA 19103

Fifth Third International Equity Fund-Investment C Shares
---------------------------------------------------------

FISERV Securities                                          19,583.171   87.84%
2005 Market Street
Philadelphia, PA 19103

Donaldson Lufkin Jenrette                                   1,980.741    8.88%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Fifth Third International Equity Fund-Institutional Shares
----------------------------------------------------------

Fifth Third Bank & Investment Services                 10,294,057.214   62.93%
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank & Investment Services                  5,302,899.760   32.42%
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Technology Fund-Investment A Shares
-----------------------------------------------

FISERV Securities Inc.                                    149,726.004   98.08%
Trade House Account Club 53
2005 Market Street
Philadelphia, PA 19103

Fifth Third Technology Fund-Investment C Shares
-----------------------------------------------

FISERV Securities Inc.
Trade House Account Club 53                                 2,616.197   99.96%
2005 Market Street
Philadelphia, PA 19103

Fifth Third Technology Fund-Institutional Shares
------------------------------------------------

Fifth Third Bank Trust                                    940,488.741   34.24%
38 Fountain Square 1090 F2
Cincinnati, OH  45263

Fifth Third Bank Trust                                  1,796,622.129   65.40%
38 Fountain Square 1090 F2
Cincinnati, OH  45263

Fifth Third Bond Fund for Income-Investment A Shares
----------------------------------------------------

FISERV Securities Inc.                                  1,148,432.671   46.10%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Bond Fund for Income-Investment C Shares
----------------------------------------------------

FISERV Securities Inc.                                     34,778.587  100.00%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Bond Fund for Income-Institutional Shares
-----------------------------------------------------

Fifth Third Bank                                       16,035,044.216   96.53%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Quality Bond Fund-Investment A Shares
-------------------------------------------------

FISERV Securities Inc.                                  1,014,720.158   99.84%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Bond Fund-Investment C Shares
-------------------------------------------------

FISERV Securities Inc.                                     76,224.041  100.00%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Quality Bond Fund-Institutional Shares
--------------------------------------------------

Fifth Third Bank                                       11,780,650.979   55.49%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        7,954,677.767   37.47%
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                        1,381,683.495    6.51%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Securities Fund-Investment A Shares
----------------------------------------------------------

FISERV Securities Inc.                                    307,043.899   99.06%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Government Securities Fund-Investment C Shares
----------------------------------------------------------

FISERV Securities Inc.                                     22,079.906  100.00%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103


Fifth Third Government Securities Fund-Institutional Shares
-----------------------------------------------------------
Fifth Third Bank                                                     2,494,774.778            51.22%
Trust and Investment Securities C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                     1,765,208.855            36.24%
Trust and Investment Securities R
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                                       610,977.102            12.54%
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Municipal Bond Fund-Investment A Shares
---------------------------------------------------
FISERV Securities Inc.                                                  18,993.178           100.00%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Municipal Bond Fund-Institutional Shares
----------------------------------------------------
Fifth Third Bank                                                    12,249,933.552            99.37%
Trust and Investment Securities C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Ohio Tax Free Fund-Investment A Shares
--------------------------------------------------
FISERV Securities Inc.                                               1,350,580.337            99.85%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Ohio Tax Free Fund-Investment C Shares
--------------------------------------------------
FISERV Securities Inc.                                                  99,580.516            99.50%
Trade House Account Club 53
2005 Market St.
Philadelphia, PA 19103

Fifth Third Ohio Tax Free Fund-Institutional Shares
---------------------------------------------------
Fifth Third Bank                                                    17,078,312.851            98.93%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Money Market Fund-Investment A Shares
------------------------------------------------------------
Fifth Third Bank Trust Dept                                        238,199,646.870            90.47%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Government Money Market Fund-Institutional Shares
-------------------------------------------------------------
Fifth Third Bank Trust Dept                                        232,324,173.580           100.00%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Prime Money Market Fund-Investment A Shares
-------------------------------------------------------
Fifth Third Bank Trust Dept                                        201,950,739.040           100.00%
38 Fountain Square Plaza
Cincinnati, OH 45202


Fifth Third Prime Money Market Fund-Institutional Shares
--------------------------------------------------------
Fifth Third Bank Trust Dept                                        430,539,497.670            95.59%
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Tax Exempt Money Market Fund-Investment A Shares
------------------------------------------------------------
FISERV Investor Securities Inc.                                     24,805,398.440            90.82%
Non NSCC House Account
2005 Market St., 14th Floor
Philadelphia, PA  19103

Fifth Third Tax Exempt Money Market Fund-Institutional Shares
-------------------------------------------------------------
Fifth Third Bank                                                    93,775,060.610           100.00%
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third U.S. Treasury Money Market Fund-Institutional Shares
----------------------------------------------------------------
Fifth Third Bank Trust Dept                                        739,988,538.090            85.50%
38 Fountain Square Plaza
Cincinnati, OH 45202

BISYS Fund Services                                                125,542,260.830            14.50%
FBO Fifth Third Bank Sweep Shareholders
Attn: Institutional Services Group
3435 Stelzer Rd.
Columbus, OH  43219

Trustees' Compensation

                                                        Aggregate Compensation
Name and Position with Trust                                 from Trust*+
----------------------------                                 ------------

Edward Burke Carey, Trustee                                     $7,800
Lee A. Carter, Trustee                                          $7,800
Albert E. Harris, Trustee, Chairman of the Board                $9,800

* Information is furnished for the fiscal year ended July 31, 1999. The Trust is the only investment company in the Fund complex.

+ The aggregate compensation is provided for the Trust which is comprised of sixteen portfolios.

Trustee Liability

     The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

     Each of the Trust, Fifth Third Bank, Heartland and Morgan Stanley Asset Management, Inc., as investment advisor or investment sub-advisor to one or more Funds, and BISYS, as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.


                          INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

     Fifth Third Bank serves as investment advisor to all Funds other than Pinnacle Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

     Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by Fifth Third Bank and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's, Heartland's or affiliates' lending relationship with an issuer.

Advisory Fees

     For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds (other than Funds in existence for less than one year) and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 1999, July 31, 1998, and July 31, 1997 (amounts in thousands):


                                        Year ended        Amount        Year ended       Amount        Year ended         Amount
Fund Name                             July 31, 1999    Waived-1999    July 31, 1998    Waived-1998    July 31, 1997    Waived-1997
---------                             --------------------------------------------------------------------------------------------
   Government Securities Fund              $261             $38            $228            $33             $234            $46
   Quality Bond Fund                        680              --             545            --               483             --
   Ohio Tax Free Bond Fund                1,122              79             980            --               813             --
   Quality Growth Fund                    4,920              --           3,810            --             2,328             --
   Mid Cap Fund                           1,753              --           1,725            --             1,146             --
   Balanced Fund                          1,673              --           1,217            --               861             --
   International Equity Fund              1,634              --           1,471            --             1,361             --
   Equity Income Fund                     1,311              --           1,088            --               442             --
   Bond Fund For Income                   1,369              --             938            --               411             --
   Municipal Bond Fund                      661              --             591            --               282             --
   Cardinal Fund                          1,364*             --             n/a           n/a               n/a            n/a
   Pinnacle Fund                            586              --             129            --               n/a            n/a
   Government Money Market Fund           2,789              --           1,284            52               986            135
   Prime Money Market Fund                1,657              83           1,762            88             1,358            139
   Tax Exempt Money Market Fund             185             *60             n/a           n/a               n/a            n/a
   U.S. Treasury Money Market Fund        3,707           1,298           2,795           978             1,966            655

---------------
*Reflects operations for the period October 1, 1998 through July 31, 1999.

Sub-advisors

     Morgan Stanley Asset Management, Inc. is the sub-advisor to International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Morgan Stanley Asset Management, Inc. Fort Washington Investment Advisors, Inc. is the Sub-advisor to Ohio Money Market Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a subsidiary of The Western and Southern Life Insurance Company.

Sub-advisory Fees

     For its sub-advisory services, each of Morgan Stanley Asset Management, Inc. and Fort Washington Investment Advisors, Inc. receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

     For the year ended July 31, 1997, Morgan Stanley Asset Management, Inc. earned fees from International Equity Fund of $680,483, none of which was waived. For the year ended July 31, 1998, Morgan Stanley Asset Management, Inc. earned fees from International Equity Fund of $777,259, none of which was waived. For the year ended July 31, 1999, Morgan Stanley Asset Management, Inc. earned fees from International Equity Fund of $735,375, none of which was waived. As of the date of this SAI, Fort Washington Advisors, Inc. had not served a full year as sub-advisor to the Ohio Money Market Fund, and thus had not received one year of fees.

Administrative Services

     BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds (other than Funds in existence for less than one year) for the fees set forth in the prospectus. The following shows all fees earned by BISYS for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1997, July 31, 1998 and July 31, 1999 (Amounts in Thousands):


                                        Year ended        Amount        Year ended        Amount       Year ended         Amount
     Fund Name                        July 31, 1999    Waived-1999    July 31, 1998    Waived-1998    July 31, 1997    Waived-1997
     ---------                        --------------------------------------------------------------------------------------------
   Government Securities Fund               $83            $46              $76             $41            $55              $14
   Quality Bond Fund                        217            120              180              99            114               30
   Ohio Tax Free Fund                       358            176              324             142            198               11
   Quality Growth Fund                    1,079            290              865             100            397               17
   Mid Cap Fund                             385            156              383             116            192               16
   Balanced Fund                            367             91              277             116            141               30
   International Equity Fund                292             --              265              --            166               --
   Equity Income Fund                       288             75              247             113             85               37
   Bond Fund For Income                     437             70              310             111            114               50
   Municipal Bond Fund                      211            116              196             108             77               33
   Cardinal Fund                           400*             25              n/a             n/a            n/a              n/a
   Pinnacle Fund                            129              9               22              11            n/a              n/a
   Government Money Market Fund           1,245            697              582             321            301               84
   Prime Money Market Fund                  741            372              801             441            426              128
   Tax Exempt Money Market Fund             66*             37              n/a             n/a            n/a              n/a
   U.S. Treasury Money Market Fund        1,659            927            1,267             699            610              177

----------------
*Reflects operations for the period October 1, 1998 through July 31, 1999.

     Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1997, July 31, 1998 and July 31, 1999, Fifth Third Bank earned the following sub-administrative fees (Amounts in Thousands):

                                      Year Ended     Year Ended     Year Ended
     Fund Name                       July 31, 1997  July 31, 1998  July 31, 1999
     ---------                       -------------------------------------------
   Government Securities Fund             $11            $10             $12
   Quality Bond Fund                      $22            $24             $31
   Ohio Tax Free Fund                     $37            $44             $51
   Quality Growth Fund                    $73           $118            $154
   Mid Cap Fund                           $36            $53             $55
   Balanced Fund                          $27            $38             $52
   International Equity Fund              $34            $36             $41
   Equity Income Fund                     $14            $33             $41
   Bond Fund for Income                   $19            $42             $62
   Municipal Bond Fund                    $13            $27             $30
   Cardinal Fund                          n/a            n/a             $68
   Pinnacle Fund                          n/a             $3             $18
   Government Money Market Fund           $62            $79            $174
   Prime Money Market Fund                $85           $109            $104
   Tax Exempt Money Market Fund           n/a            n/a             $11
   U.S. Treasury Money Market Fund       $123           $172            $232

Custody of Fund Assets

     Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For fiscal years ended July 31, 1997, July 31, 1998 and July 31, 1999, those fees were approximately $388,000 $449,000 and $510,000 respectively, none of which was waived.

Transfer Agent and Dividend Disbursing Agent

     Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third for providing transfer agency and dividend disbursing agency services, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1997, 1998 and 1999 (Amounts in thousands):


                                    Year Ended July 31,   Year Ended July 31,   Year Ended July 31,
Fund Name                                   1997                 1998                   1999
---------                           ---------------------------------------------------------------
Government Securities Fund                  $14                  $12                    $16
Quality Bond Fund                           $15                  $19                    $28
Ohio Tax Free Fund                          $13                  $28                    $44
Quality Growth Fund                         $25                  $25                    $90
Mid Cap Fund                                $19                  $36                    $51
Balanced Fund                               $18                  $14                    $32
International Equity Fund                   $41                  $51                    $73
Equity Income Fund                           $6                  $24                    $30
Bond Fund for Income                         $7                  $22                    $28
Municipal Bond Fund                          $6                  $23                    $25
Cardinal Fund                               n/a                  n/a                    $28
Pinnacle Fund                               n/a                  $10                    $38
Government Money Market Fund                $16                  $14                   $285
Prime Money Market Fund                     $29                  $28                    $23
Tax Exempt Money Market Fund                n/a                  n/a                    $52
U.S. Treasury Money Market Fund             $28                  $25                    $35

     BISYS Fund Services Limited Partnership ("BISYS") serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event, the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.


                             BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors and Sub-advisors look for prompt execution of the order at a favorable price. In working with dealers, the Advisors and Sub-advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors and Sub-advisors make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

     The Advisors and Sub-advisors may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and Sub-advisors and may include, advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

     The Advisors and Sub-advisors and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Tax Free Bond, $2,767 of $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Equity Income, $67,699 of the $263,461 total brokerage commissions paid; Bond Fund for Income, $700 of the $700 total brokerage commissions paid; Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; Cardinal, $196,608 of the $196,608 total brokerage commissions paid; and Pinnacle, $134,823 of the $134,823 total brokerage commissions paid.

     Research services provided by brokers may be used by the Advisors and Sub-advisors in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors and Sub-advisors or their affiliates might otherwise have paid, it would tend to reduce their expenses.

     Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors and Sub-advisors, the Advisors and Sub-advisors may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisors and Sub-advisors are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors and Sub-advisors to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

         During the fiscal year ended July 31, 1999, some of the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:


Fund                     Security                                Principal/Shares        Market Value
----                     --------                                ----------------        ------------
Quality Bond Fund        Bear Stearns Co., Inc., 6.45%              $5,000,000            $4,909,000
                         due 08/01/02

Balanced Fund            Salomon Smith Barney Holdings,             $3,000,000            $3,005,000
                         7.38%, due 05/15/07

                         T. Rowe Price Associates, Inc.                 80,000            $2,800,000
                         common stock

                         A.G. Edwards, Inc.                             30,000              $829,000
                         common stock

International Equity     Deutsche Bank, AG                               9,383              $595,000
                         Fund common stock

Equity Income Fund       A.G. Edwards, Inc.                             78,000            $2,155,000
                         common stock

Cardinal Fund            T. Rowe Price Associates, Inc.                 60,000            $2,100,000
                         common stock

Mid Cap Fund             A.G. Edwards, Inc.                            170,000            $4,696,000
                         common stock

                         T. Rowe Price Associates, Inc.                220,000            $7,700,000
                         common stock

Brokerage commissions paid by the Funds (other than Funds that have been in existence less than one year) in secondary trading are as follows:


                                                                   Fiscal Year Ended July 31
            Fund Name                              1997                       1998                    1999
            ---------                              ----                       ----                    ----
     Government Securities Fund                    $188                     $1,250                     n/a
     Quality Bond Fund                           $5,000                       $300                     n/a
     Ohio Tax Free Fund                         $10,180                        n/a                  $2,768
     Quality Growth Fund                       $163,020                   $495,026                 $405,47
     Mid Cap Fund                               $89,675                   $230,000                $313,878
     Balanced Fund                              $47,060                   $111,172                $145,176
     International Equity Fund                 $178,270                   $163,055                $114,330
     Equity Income Fund                         $45,890                   $156,975                $281,046
     Bond Fund For Income                           n/a                       $625                     n/a
     Municipal Bond Fund                            n/a                     $2,000                  $2,740
     Cardinal Fund                              $33,543                   $118,629                $231,463
     Pinnacle Fund                                  n/a                    $16,967                $141,898
     Government Money Market Fund                   n/a                        n/a                     n/a
     Prime Money Market Fund                        n/a                        n/a                     n/a
     Tax Exempt Money Market Fund                   n/a                        n/a                     n/a
     U.S. Treasury Money Market Fund                n/a                        n/a                     n/a

                                PURCHASING SHARES

     Shares of the Funds are sold at their net asset value, less any applicable sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares, Investment B Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement (Investment C Shares
Only)

     With respect to Investment A Shares, Investment B Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

     The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

     Pursuant to the Plan, with respect to Investment A Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month.

     Pursuant to the Plan, with respect to Investment B Shares, the Funds which offer Investment B Shares, are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Investment B Shares of each applicable Fund held during the month. Investment B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these Shares.

     Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 1999, the distributor received $119,000 pursuant to the Plan.

     With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

     For the fiscal year ended July 31, 1999, the Funds paid $59,000 to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

     Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Investment B Shares to Investment A Shares

     A shareholder's Investment B Shares of the Fund, including all Shares received as dividends or distributions with respect to such Shares, will automatically convert to Investment A Shares of the Fund at the end of eight years following the issuance of such Shares, consequently, they will no longer be subject to the higher expenses borne by Investment B Shares. The conversion rate will be determined on the basis of the relative per Share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Investment A Shares than the Shares so converted.

Conversion to Federal Funds

     It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

     Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

     A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

     Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

     Financial professionals who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the Distributor may elect to pay up to the following amounts:


           AMOUNT OF                INVESTMENT
        INVESTMENT ($)               A SHARES
        --------------              ----------
Under 50,000                          3.825%
50,000 but under 100,000               3.40
100,000 but under 150,000              2.55
150,000 but under 250,000              1.70
250,000 but under 500,000              0.85
500,000 and above                     0.50*

-----------------

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the Distributor which provides for such payment. The Distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the Distributor to provide for such payment.

     Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.


                                REDEEMING SHARES

     Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

     Investment A Shares and Investment C Shares redeemed within one (1) year of purchase and Investment B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment B and/or Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

Redemption in Kind

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

     No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.


                           DETERMINING NET ASSET VALUE

     Net asset values of the Funds generally may change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus. The Money Market funds attempt to maintain a net asset value per share of $1.00.

Determining Market Value of Securities

     The value of the Funds' portfolio securities (with the exception of the Money Market funds) are determined as follows:

 . for equity securities, according to the last sale price on a national securities exchange, if available;

 . in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 . for unlisted equity securities, the latest bid prices;

 . for bonds and other fixed income securities, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

 . for all other securities, at fair value as determined in good faith by the Board of Trustees.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Valuing Municipal Bonds

     With respect to Ohio Tax Free Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

     The Trustees have decided that the fair value of debt securities authorized to be purchased by the Money Market funds and by the other Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures

     For the Money Market funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% of 1% between the two value. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

     For the Money Market funds, SEC rules require that a Money Market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a Money Market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market fund.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

     A Money Market fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

     In periods of rising interest rates, the indicated daily yield on shares of a Money Market fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of regular trading on the New York Stock Exchange. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the

New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

The Funds' Tax Status

     The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

     With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     With respect to Ohio Tax Free Fund, Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

Capital Gains

     With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

     With respect to Ohio Tax Free Fund, Ohio Money Market Fund and Municipal Bond Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: the availability of higher relative yields; differentials in market values; new investment opportunities; changes in creditworthiness of an issuer; or an attempt to preserve gains or limit losses.

     Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

State and Local Taxes

     The Government Money Market Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantages to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

Foreign Taxes

     Investment income on certain foreign securities in which the Funds (other than the Money Market Funds) may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.

                             PERFORMANCE INFORMATION

Total Return (1)
                              Institutional Shares
                           Average Annual Total Return
                         Fiscal Year Ended July 31, 1999

                                                                         Since
Fund Name                             1 Year    5 Years    10 Years    Inception
---------                             ------    -------    --------    ---------

U.S. Government Securities Fund        3.16%      5.67%      5.83%       5.95%
Quality Bond Fund                      1.48%      6.18%      6.47%       8.02%
Ohio Tax Free Bond Fund                1.86%      5.00%      5.42%       4.97%
Quality Growth Fund                   26.80%     25.34%     17.13%      17.50%
Mid Cap Fund                           7.61%     16.28%     13.38%      14.98%
Balanced Fund                         14.57%     16.94%     13.75%      15.95%
International Equity Fund              4.52%    n/a        n/a           9.24%
Equity Income Fund                    10.24%     20.16%     13.20%      15.13%
Bond Fund for Income                   2.79%      6.09%      6.40%       8.20%
Municipal Bond Fund                    1.68%      4.43%      5.17%       6.79%
Cardinal Fund                         21.21%     21.37%     14.66%      16.01%
Pinnacle Fund                         17.44%     26.21%     16.25%      16.81%
Government Money Market Fund           4.60%      5.01%    n/a           4.39%
Prime Money Market Fund                4.76%      5.12%      5.07%       5.12%
Tax Exempt Money Market Fund           2.73%      2.72%      3.03%       3.68%
U.S. Treasury Money Market Fund        4.68%      5.10%      5.05%       5.28%


                               Investment A Shares
                          Average Annual Total Returns
                         Fiscal Year Ended July 31, 1999

                                                                         Since
Fund Name                             1 Year    5 Years    10 Years    Inception
---------                             ------    -------    --------    ---------

U.S. Government Securities Fund       -1.71%      4.65%      5.32%       5.57%
Quality Bond Fund                     -3.30%      5.16%      5.96%       7.70%
Ohio Tax Free Bond Fund               -2.92%      3.98%      4.92%       4.57%
Quality Growth Fund                   20.82%     24.12%     16.56%      17.16%
Mid Cap Fund                           2.48%     15.14%     12.83%      14.60%
Balanced Fund                          9.13%     15.81%     13.20%      15.61%
International Equity Fund             -0.45%    n/a        n/a           8.17%
Equity Income Fund                     4.98%     18.99%     12.65%      14.79%
Bond Fund for Income                  -2.16%      5.05%      5.87%       7.89%
Municipal Bond Fund                   -3.04%      3.44%      4.68%       6.49%
Cardinal Fund                         14.90%     20.06%     14.05%      15.75%
Pinnacle Fund                         11.93%     25.00%     15.69%      16.42%
Government Money Market Fund           4.41%      4.98%    n/a           4.33%
Prime Money Market Fund                4.53%      5.07%    n/a           4.45%
Tax Exempt Money Market Fund           2.18%      2.73%      3.03%       3.68%
U.S. Treasury Money Market Fund      n/a        n/a        n/a         n/a

                               Investment C Shares
                           Average Annual Total Return
                         Fiscal Year Ended July 31, 1999

                                                                         Since
Fund Name                             1 Year    5 Years    10 Years    Inception
---------                             ------    -------    --------    ---------

U.S. Government Securities Fund        2.31%      5.09%      5.39%       5.46%
Quality Bond Fund                      0.81%      5.66%      6.06%       7.59%
Ohio Tax Free Bond Fund                1.13%      4.48%      4.99%       4.46%
Quality Growth Fund                   25.76%     24.74%     16.70%      17.04%
Mid Cap Fund                           6.79%     15.76%     12.96%      14.42%
Balanced Fund                         13.78%     16.42%     13.33%      15.50%
International Equity Fund              3.87%    n/a        n/a           8.80%
Equity Income Fund                     9.34%     19.14%     12.19%      14.07%
Bond Fund for Income                   1.92%      5.16%      5.39%       7.16%
Cardinal Fund                         19.29%     20.97%     14.47%      15.93%
Pinnacle Fund                         16.60%     25.58%     15.96%      16.61%


-------------

(1) Investment B Shares are a new class of Shares, and as of the date of this prospectus, there is no performance history.


Yield (1)

     In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 1999 were as follows:

                                   Institutional Shares  Investment A Shares  Investment C Shares
                                   --------------------  -------------------  -------------------
U.S. Government Securities Fund            4.84%                4.59%                4.09%
Quality Bond Fund                          5.34%                5.09%                4.59%
Ohio Tax Free Bond Fund                     .59%                3.34%                2.84%
Balanced Fund                              1.52%                1.27%                1.06%
Bond Fund for Income                       5.25%                5.00%                4.50%
Municipal Bond Fund                        3.72%                3.47%               n/a

-------------

(1) Investment B Shares are a new class of Shares, and as of the date of this prospectus, there is no performance history.

     For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

     The Ohio Tax Free Bond Fund, the Ohio Money Market Fund and the Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Tax Free Bond Fund for the 30-day period ended July 31, 1999, was 6.62%, while the tax-equivalent yield for the Municipal Bond fund for the 30-day period ended July 31, 1999, was 6.55%. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.

Tax Equivalency Table

     The Ohio Tax Free Fund, the Ohio Money Market Fund and Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the State of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicates, a "tax-free" investment in the Ohio Tax Free Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                                              TAXABLE YIELD EQUIVALENT FOR 1999
                                                        STATE OF OHIO
                                                     FEDERAL TAX BRACKET:

                15.00%            28.00%           31.00%            36.00%           39.60%

                                            COMBINED FEDERAL AND STATE TAX BRACKET:

               19.457%           33.201%          37.900%           43.500%          47.100%

               SINGLE              $1-           $23,351-          $56,551-         $117,951-           OVER
               RETURN            23,350           56,550            117,950          256,500           256,500
                            Tax-Exempt Yield                                Taxable Yield Equivalent

                1.50%             1.86%            2.25%             2.42%            2.65%             2.84%
                2.00%             2.48%            2.99%             3.22%            3.54%             3.78%
                2.50%             3.10%            3.74%             4.03%            4.42%             4.73%
                3.00%             3.72%            4.49%             4.83%            5.31%             5.67%
                3.50%             4.35%            5.24%             5.64%            6.19%             6.62%
                4.00%             4.97%            5.99%             6.44%            7.08%             7.56%
                4.50%             5.59%            6.74%             7.25%            7.96%             8.51%
                5.00%             6.21%            7.49%             8.05%            8.85%             9.45%
                5.50%             6.83%            8.23%             8.86%            9.73%            10.40%
                6.00%             7.45%            8.98%             9.66%           10.62%            11.34%

     The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

     The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Bond Fund Shares.

     Some portion of Ohio Tax Free Fund's and Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


                             PERFORMANCE COMPARISONS

     Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

     Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

     Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

 . Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

 . Lehman Muni Bond Fund Index is a broad-based total return index comprised of 8,000 Investment grade, fixed rate, tax-exempt, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one month lag.

 . Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Quality Bond and Bond Fund For Income)

 . Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

 . Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

 . Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non- convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

 . Lehman Brothers Intermediate Government/Corporate Bond Index: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond, Government Securities, and Bond Fund For Income)

 . Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

 . Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

 . Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately
  66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

 . Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond, and Bond Fund For Income)

 . Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond and Bond Fund For Income)

 . Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

 . Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)

 . Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

 . Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Quality Bond, and Bond Fund For Income)

 . Salomon Brothers 3-5 Year Government Index quotes total returns for U.S.
  Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

 . S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 . S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Fund)

 . Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400
  Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Cardinal, Pinnacle and Equity Income Funds)

 . Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Fund)

     Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales load.


                              FINANCIAL STATEMENTS

     The financial statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 1999. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

     Standard and Poor's Ratings Group Corporate and Municipal Bond Rating Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-I+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-I + and F-1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

 .  Leading market positions in well-established industries.

 .  High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).

     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).

     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).

     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

     (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portion's of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III
                               BENEFICIAL INTEREST

Section 1.  Shares of Beneficial Interest.

   The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of Section 5 of this Article III, each Share shall have voting rights as provided in
   Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4.  No Pre-emptive Rights.

   Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

    Fifth Third Balanced Fund:
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Bond Fund for Income;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Cardinal Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Prime Money Market Fund;
         Investment A Shares;
         Investment B Shares;
         Institutional Shares;
    Fifth Third Equity Income Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Government Money Market Fund;
         Investment A Shares;
         Institutional Shares;
    Fifth Third International Equity Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Mid Cap Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Municipal Bond Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Ohio Tax Free Bond Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Pinnacle Fund
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Quality Bond Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Quality Growth Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Tax Exempt Money Market Fund;
         Investment A Shares;
         Institutional Shares;
    Fifth Third U.S. Government Securities Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares; and

    Fifth Third U.S. Treasury Money Market Fund;
         Institutional Shares;
    Fifth Third Technology Fund;
         Investment A Shares;
         Investment B Shares;
         Investment C Shares;
         Institutional Shares;
    Fifth Third Ohio Tax Exempt Money Market Fund;
         Investment A Shares;
         Institutional Shares;

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and
         Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

     (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

     (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

     (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.


                                   ARTICLE IV
                                  THE TRUSTEES

Section 2.  Election of Trustees at Meeting of Shareholders.

   On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV,
   Section 5.

Section 3.  Term of Office of Trustees.

   The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7.  Ownership of Assets.

   The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.


                                  ARTICLE VIII
                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1.  Voting Powers.

   Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in
   Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2.  Meetings.

   A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3.  Quorum and Required Vote.

   Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X
                          DISTRIBUTIONS AND REDEMPTIONS

Section 1.  Distributions.

      (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

      (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2.  Redemptions and Repurchases.

      (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

          Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this
          Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this
          Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5.  Trust's Right to Redeem Shares.

   The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1.  Limitation of Personal Liability and Indemnification of
            Shareholders.

   The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

   No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

   Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

   The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3.  Express Exculpatory Clauses and Instruments.

   The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.


                                   ARTICLE XII
                                  MISCELLANEOUS

Section 3.  Establishment of Record Dates.

   The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust

    (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5.  Offices of the Trust, Filing of Copies, Headings, Counterparts.

    The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.


                                   ARTICLE IV
                             SHAREHOLDERS' MEETINGS

Section 1.  Special Meetings.

    A special meeting of the shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.


                                   ARTICLE IX
                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2.  No Indemnification.

No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

The Trustees shall at least semi-annually submit to the shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d) (i) Investment Advisory Contract of the Registrant through and including Exhibit J (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28,
            1995).

            (A) Exhibits K-M to Investment Advisory Contract of Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                 1997).

           (B) Exhibits N-0 to Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994).

     (iii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (iv) Form of Sub-Advisory Agreement through and including Exhibit A for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Bank and Fort Washington Investment Advisors, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(e)  (i)   Distribution Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996).

           (A) Amended Schedules A-C to Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

           (A) Form of Amended Exhibit A to Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(f)  Not applicable

(g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997);

          (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (ii) [Foreign] Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

         (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

         (B) [Foreign Custody Manager] Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(h)      (i)   Transfer Agency and Accounting Services Agreement of the
               Registrant (incorporated by reference to Registrant's Post-
               Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

               (A) Form of Amended Schedule A to Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

         (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
               1997).

               (A) Form of Amendment to Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

               (B) Form of Amended Schedule A to Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14,
                    2000).

         (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

               (A) Form of Amendment to Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

               (B) Form of Amended Schedule A to Sub-Administration Agreement. (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

          (iv) Form of Sub-Transfer Agency Agreement through and including Exhibits A, B, and C (incorporated by reference to Registrant's Post Effective Amendment No. 33 on Form N-1A filed on June 14,
               2000)

(i)  Opinion of Ropes & Gray is filed herewith.

(j)  (i)  Consent of Arthur Andersen LLP is filed herewith.

     (ii) Consent of Ernst & Young LLP is filed herewith.

(k)  Not applicable.

     (l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

     (m) (i) Amended Rule l2b-1 Plan through and including Exhibits A and B (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
               1998).

          (ii) Form of Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

          (iii) Form of Investment B Rule 12b-1 Plan through and including Exhibits A and B (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14,
                2000).

          (iv) Form of Investment B Rule 12b-1 Agreement through and including Exhibits A and B (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14,
                2000).

     (n) Form of Amended and Restated Multiple Class Plan through and including Exhibit A, as last Amended March 15, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (o) Codes of Ethics (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15,
          2000).

Item 24. Persons Controlled by or Under Common Control with Registrant

     None

Item 25. Indemnification

     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Adviser

FIFTH THIRD BANK

                                                                           Other Substantial
                                 Position with                             Business, Profession,
Name                             Fifth Third Bank                          Vocation or Employment
----                             ----------------                          ----------------------
George A. Schaefer, Jr.          President, Chief Executive Officer
                                 and Director                              None
Stephen J. Schrantz              Executive Vice President                  None
P. Michael Brumm                 Executive Vice President                  None
Michael K. Keating               Executive Vice President,
                                 Trust Officer and Secretary               None
Robert P. Niehaus                Executive Vice President                  None
Michael D. Baker                 Executive Vice President                  None
James J. Hudepohl                Executive Vice President                  None
Gerald L. Wissel                 Executive Vice President and

                                 Director of Audit                         None
Henry W. Hobson, III             Senior Vice President                     None
J. Patrick Bell                  Senior Vice President                     None
Tom A. Bobenread                 Senior Vice President                     None
Edward H. Silva, Jr.             Senior Vice President                     None
Neal E. Arnold                   Senior Vice President and
                                 Chief Financial Officer                   None
Paul L. Reynolds                 Senior Vice President, General
                                 Counsel and Assistant Secretary           None
James D. Berghausen              Senior Vice President & Chief             None
                                 Investment Officer
Barry L. Boerstler               Senior Vice President                     None
Richard A. Bondie                Senior Vice President                     None
Roger W. Dean                    Senior Vice President & Bancorp
                                 Controller                                None
Diane L. Dewbrey                 Senior Vice President & Cashier           None
Sandra L. Lobert                 Senior Vice President & Trust
                                 Officer                                   None
William J. Moran                 Senior Vice President                     None
Ronald A. Stahl                  Senior Vice President & Trust
                                 Officer                                   None
Darryl F. Allen                  Director                                  Chairman, President and CEO,
                                                                           Aeroquip Vickers, Inc.
John F. Barrett                  Director                                  President and CEO, The Western-
                                                                           Southern Life Insurance Company
Gerald V. Dirvin                 Director                                  Former Executive Vice President, The
                                                                           Proctor & Gamble Company
Thomas B. Donnell                Director                                  Chairman, Fifth Third Bank of
                                                                           Northwestern Ohio
Richard T. Farmer                Director                                  Chairman, Cintas Corp.
Ivan W. Gorr                     Director                                  Former Chairman and CEO, Cooper
                                                                           Tire & Rubber Co.
Joseph H. Head, Jr.              Director                                  Chairman & CEO, Atkins and Pearce
Joan R. Herschede                Director                                  Former President and CEO, The Frank
                                                                           Herschede Company
Allen M. Hill                    Director                                  President and CEO, Dayton Power &
                                                                           Light, Inc.
William G. Kagler                Director                                  Former Chairman of the Executive
                                                                           Committee of the Board of Directors,
                                                                           Skyline Chili, Inc.
James D. Kiggen                  Director                                  Chairman, Xtek, Inc.
Jerry L. Kirby                   Director                                  Chairman, Fifth Third Bank of
                                                                           Western Ohio
Mitchel D. Livingston, Ph.D.     Director                                  Vice President for Student Affairs &
                                                                           Human Resources, University of
                                                                           Cincinnati
Robert B. Morgan                 Director                                  President and CEO, Cincinnati
                                                                           Financial Corp.
David E. Reese                   Director                                  Chairman, Fifth Third Bank of the
                                                                           Southwest
James E. Rogers                  Director                                  Vice Chairman, President & CEO,
                                                                           CINergy

Brian H. Rowe                    Director                                  Chairman Emeritus, GE Aircraft
                                                                           Engines
John J. Schiff, Jr.              Director                                  Chairman, Cincinnati Financial Corp.
Donald B. Shackelford            Director                                  Chairman, Fifth Third Bank of
                                                                           Columbus
Dennis J. Sullivan, Jr.          Director                                  Executive Counselor, Dan Pinger
                                                                           Public Relations
Dudley S. Taft                   Director                                  President, Taft Broadcasting Co.


MORGAN STANLEY ASSET MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

     Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                 Officers (Principals and Managing Directors)

John R. Alkire, Managing Director
James A. Allwin, Managing Director
Arden C. Armstrong, Managing Director
Thomas L. Bennett, Managing Director
Barton M. Biggs, Managing Director
Francine J. Bovich, Managing Director
Frances Campion, Managing Director
Stephen C. Cordy, Managing Director
Madhav Dhar, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director
Philip W. Friedman, Managing Director
J. David Germany, Managing Director
Nicholas J. Kovich, Managing Director
Maryann K. Maiwald, Managing Director
Robert J. Marcin, Managing Director
Robert L. Meyer, Managing Director
Frank P.L. Minard, Managing Director
Margaret B. Nayulor, Managing Director
Russell C. Platt, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Gary G. Schlarbaum, Managing Director
Vinod R. Sethi, Managing, Director
Dennis G. Sherva, Managing Director
James L. Tanner, Managing Director
Horacio A. Valeiras, Managing Director
James R. Tanner, Managing Director
Mama C. Whittington, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director
Warren J. Ackerman, 111, Principal
Susan S. Akers, Principal
Robert E. Angevine, Principal
W. David Armstrong, Principal
Eileen M. Barron, Principal
Gerald P. Barth-Wehrenalp, Principal
Glenn E. Becker, Principal
Richard M. Behler, Principal
Stephen H. Belgrad, Principal
William Bentley, Principal
Theodore R. Bigman, Principal
E. Clayton Boggs, Principal
Stuart H. Bohart, Principal
Richard F. Brereton, Principal
Andrew C. Brown, Principal
Jeffry P. Brown, Principal
Angelica T. Cantlon, Principal


Terence P. Carmichael, Principal
Arthur Certosimo, Principal
Marc Crespi, Principal
Jan Daikuhara, Principal
Jacqueline A. Day, Principal
Dana L. Dortone, Principal
Raye L. Dube, Principal
Hassan Elmasry, Principal
Abigail Jones Feder, Principal
Frits Nicolas Simon Fiena, Principal
Eugene Flood, Jr., Principal
Robert J. Formisano, Principal
Thomas C. Frame, Principal
W. Blain Gern, Principal
William B. Gerlach, Principal
Stephen T. Golding, Principal
Robert L. Haoin, Principal
Perry E. Hall 11, Principal
Ellen D. Harvey, Principal
John D. Hevner, Principal
Kimberly L. Hirschman, Principal
Ruth A. Hughes-Guden, Principal
Tracey H. Ivey, Principal
Timothy D. Jansen, Principal
Margaret Kinsley Johnson, Principal
James Jolinger, Principal
Michael F. Klein, Principal
Paul W. Klug, Jr., Principal
George Kosby, Principal
Steven K. Kreider, Principal
Michael B. Kushma, Principal
Khoon-Min Lim, Principal
Marianne J. Lippmann, Principal
William David Lock, Principal
Jeremy Lodewick, Principal
Gordon W. Loery, Principal
Yvonne Lonorley, Principal
Andrew John Mack, Principal
Gary J. Mangino, Principal
Angelo G. Maniowoekis, Principal
James J. Manley, Principal
Jeffrey Margolis, Principal
Ian Martin, Principal
M. Paul Martin, Principal
Teresa E. Martini, Principal
Walter Maynard, Jr., Principal
Phoebe Mcbee, Principal
Alexis C. McCarthy, Principal

Mary Ann Milias St. Peter, Principal
Milesh Modi, Principal
Paul F. O'Brien, Principal
Yoshiro Okawa, Principal
Wayne D. Peterson, Principal
Christopher G. Petrow, Principal
Andreas Ludwig J. Povell, Principal
Akash Prakash, Principal
Narayan Rachmachandran, Principal
Gail H. Reeke, Principal
Ronald R. Reese, Principal
Christine 1. Reilly, Principal
Christian G. Roth, Principal
Stepano Russo, Principal
James D. Schmid, Principal
James H. Scott, Principal
Kiat Seng Seah, Principal
Roberto M. Sella, Principal
Stephen C. Sexauer, Principal
Andy B. Skov, Principal
Kim L. Spellman, Principal
Joseph P. Stadler, Principal
Kunihiko Sugio, Principal
Ram K. Sunclaram, Principal
Ann D. Thivierge, Principal
Lorraine Truten, Principal
Elizabeth A. Vale, Principal
Roberto Vedovetto, Principal
Marjorie M. Wilcox, Principal
Ram Willner, Principal
Philip W. Winters, Principal
Bruce Wolfe, Principal
Peter John Wright, Principal
Alford E. Zick, Principal


HEARTLAND CAPITAL MANAGEMENT, INC.

                                                      Other Substantial
                     Position with                    Business, Profession,
Name                 Heartland                        Vocation or Employment
----                 ---------                        ----------------------
Robert D. Markley    President and Chief Executive
                     Officer                          None
Thomas F. Maurath    Executive Vice President         None

Item 27. Principal Underwriters

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth

Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Govenor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Republic Advisors Funds Trust, The Republic Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of September 1, 1999 were as follows:

Name and Principal                                                              Positions and Offices with
Business Address                    Positions and Offices with BISYS            Registrant
----------------                    --------------------------------            ----------
The BISYS Group, Inc.               Sole shareholder of BISYS Fund              None
150 Clove Road                      Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.           Sole General Partner                        None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson                 Executive Officer                           None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber                      Senior Vice President                       None
3435 Stelzer Road                   Business Development
Columbus, Ohio 43219                Fund Services Division

Stephen G. Mintos                   Executive Vice President                    President
3435 Stelzer Road                   General Manager
Columbus, Ohio 433219               Fund Services Division

Kenneth B. Quintenz                 Executive Officer                           None
3435 Stelzer Road
Columbus, Ohio 43219

(c)      Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

         Fifth Third Funds (Registrant)
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

         Fifth Third Bank (Advisor, Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
         38 Fountain Square Plaza
         Cincinnati, Ohio 45263

         BISYS (Administrator and sub-transfer agent)
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

         Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle
         Fund)
         36 South Pennsylvania Street, Suite 610
         Indianapolis, Indiana 46204

         Morgan Stanley Asset Management Inc. (Sub-Advisor to the Fifth Third International
         Equity Fund)
         1221 Avenue of the Americas
         New York, New York 10020

         Fort Washington Investment Advisors, Inc. (Sub-advisor to the Fifth Third Ohio Tax Exempt Money Market Fund)
         420 East Fourth Street
         Cincinnati, Ohio 45202

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

     Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

     Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 14th day of July 2000.

                                    FIFTH THIRD FUNDS



                                    BY:     /s/ Stephen G. Mintos
                                           ----------------------
                                           Stephen G. Mintos, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature                         Title                        Date
---------                         -----                        ----

* /s/ Stephen G. Mintos   President                            July 14, 2000
-----------------------   (Principal Executive Officer)
Stephen G. Mintos


* /s/ Gary R. Tenkman     Treasurer (Principal Financial and   July 14, 2000
---------------------     Accounting Officer)
Gary R. Tenkman


* /s/ Edward Burke Carey  Trustee                              July 14, 2000
------------------------
Edward Burke Carey


* /s/ Lee A. Carter       Trustee                              July 14, 2000
-------------------
Lee A. Carter


* /s/ Albert E. Harris    Chairman and Trustee                 July 14, 2000
----------------------
Albert E. Harris



*By:      /s/ Alyssa Albertelli
     -----------------------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY
                                -----------------

     Stephen G. Mintos, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   June 21, 2000                 /s/ Stephen G. Mintos
      ----------------------------     ----------------------------
                                       Stephen G. Mintos

                                POWER OF ATTORNEY
                                -----------------

     Gary R. Tenkman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   June 21, 2000                 /s/ Gary R. Tenkman
      ----------------------------     ----------------------------
                                       Gary R. Tenkman

                                POWER OF ATTORNEY
                                -----------------

     Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   June 21, 2000                 /s/ Edward Burke Carey
      ----------------------------     ----------------------------
                                       Edward Burke Carey

                                POWER OF ATTORNEY
                                -----------------

     Lee A. Carter, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   June 21, 2000                 /s/ Lee A. Carter
      ----------------------------     ----------------------------
                                       Lee A. Carter

                                POWER OF ATTORNEY
                                -----------------

     Albert E. Harris, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:   June 21, 2000                 /s/ Albert E. Harris
      ----------------------------     ----------------------------
                                       Albert E. Harris

                                 EXHIBIT INDEX

(i)          Opinion of Ropes & Gray

(j)(i)       Consent of Arthur Andersen LLP

(j)(ii)      Consent of Ernst & Young LLP